Citigroup Mortgage Loan Trust 2024-RP2 ABS-15G

Exhibit 99.1 - Schedule 3(a)

Loan Level Exception - Disposition (Loan Grades)
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	60000106	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	2	[2] Document Error - There is no dollar amount noted on the title policy.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000107	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000108	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000109	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000110	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $19.53 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75204)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXXX due to addition of Recording Fee and Title - Recording Service Fees.  No valid COC provided, cure of $XXXX provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Tax Cert Fee of $19.53 was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure of $XXXX provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal and Appraisal Management Fees were last disclosed as $XXXX on LE issued XX/XX/XXXX but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee was last disclosed as $XXXX on LE issued XX/XX/XXXX but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CLEARED COMMENT (2022-03-03): N/A
REVIEWER - RE-OPEN COMMENT (2022-04-25): Exception valid due to QM/TRID testing being applicable.
REVIEWER - CLEARED COMMENT (2022-03-03): N/A
REVIEWER - RE-OPEN COMMENT (2022-04-25): Exception valid due to QM/TRID testing being applicable.
REVIEWER - CLEARED COMMENT (2022-03-03): N/A
REVIEWER - RE-OPEN COMMENT (2022-04-25): Exception valid due to QM/TRID testing being applicable.
REVIEWER - CLEARED COMMENT (2022-03-03): N/A
REVIEWER - RE-OPEN COMMENT (2022-04-25): Exception valid due to QM/TRID testing being applicable.
REVIEWER - CLEARED COMMENT (2022-03-03): N/A
REVIEWER - RE-OPEN COMMENT (2022-04-25): Exception valid due to QM/TRID testing being applicable.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000111	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,375.17 is underdisclosed from calculated Finance Charge of $169,366.89 in the amount of $XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Prepaid Finance Charge indicates that the Lender did not include the $995 Origination fee but included a $3.28 fee not on the HUD, for a net under disclosure of $XXXX.	REVIEWER - GENERAL COMMENT (2024-03-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $168,375.17 is underdisclosed from calculated Finance Charge of $169,366.84 in the amount of $XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000112	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal had revisions. Evidence is in file borrower was sent a copy of the revised report on XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000114	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verification of employment is dated XX/XX/XXXX and the note date is XX/XX/XXXX. The verification of employment is dated XX/XX/XXXX and the note date is XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000115	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was last disclosed as $2710.00 on the LE, but was disclosed as $4219.25 on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000116	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Appraisal Adjustments - Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] General - Missing Document: Cancelled Check(s) not provided	Appraiser did not comment on site value. 12 months cancelled checks required per selling guide to verify rental history as not reflected on credit.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2346143)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2346142)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Amount of estimated total payment on payment steam 2 is $1996.10 and it is different from the loan amount.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The hazard insurance was disclosed at $XXXX actual costs were $XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXXX exceeds tolerance of $XXXXnsufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - GENERAL COMMENT (2024-03-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1879456)
REVIEWER - GENERAL COMMENT (2024-03-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1879455)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000117	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower$XXX.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees added after last GFE, subordination recording fee of $XXXX and deduction of $ 195.50 for credit from lender on origination fee.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000118	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The List of Homeownership Counseling Organizations is in the file, but the list is not dated. Unable to determine timing compliance.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000120	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	Missing REO documents Verification of the payment used for qualifying for the property located at XXXX was not provided.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to waive based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000122	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000123	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXX is underdisclosed from calculated Finance Charge of $XXXX in the amount of $XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge disclosed to borrower did not include the following fees: Flood Certification (Life of Loan), Settlement/Closing/Escrow Fee, and Prepaid Interest.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000124	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000125	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax was last disclosed as $XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (202XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000126	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score is above XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000128	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000129	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Undisclosed debt. Installment Loan dated XX/XX/XXXX with XXXX with a payment of $XXX .Bonus income calculation overstated.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased on XX/XX/XXXXdXX/XX/XXXXEs andXX/XX/XXXXD with no valid change.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation restated.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified stated defect. Undisclosed debt. Installment Loan dated XX/XX/XXXX with XXXX with a payment of $XXX . Bonus income calculation overstated.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000130	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.: Date Issued: XX/XX/XXXX
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $15.00 exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower. (75188)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXXX on page 4; however the Property Taxes ($XXXX), Insurance ($XXXX) and MI Insurance is ($XXXX) total $XXXX per year.
Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.: The loan file is missing a copy of the affiliated business disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Title - Electronic Document Delivery Fee was not disclosed on Loan Estimate. File does not contain a COC for this fee or evidence of cure.	SELLER - GENERAL COMMENT (2023-02-16): MI should not be totaled in the amount of escrowed property costs over a year. XXXX is correct for taxes and insurance
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (202XX/XX/XXXX): The regulation is referring to MI that is disclosed in the escrow section of the CD. Per MI cert the MI is zero monthly borrower paid, so this should not be included on page five of the CD.
REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): Nothing required from seller.
SELLER - GENERAL COMMENT (2023-02-17): This is a wholesale loan, there is no affiliated business relationship, only on our Retail loans. Please waive
REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): Nothing required from seller.
																							REVIEWER - CURED COMMENT (2023-02-15): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000131	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect: W2 wages from the partnership co-owned by the borrowers was used to qualify that was not supported by the documentation in the loan file, including the federal tax return. The only W2 income utilized by the review was $XXXX annually for borrower #1 as supported by the W2 and tax returns.	SELLER - GENERAL COMMENT (2023-02-22): disclosed defect
REVIEWER - GENERAL COMMENT (2023-02-22): It is acknowledged that this is the stated defect; however, for review purposes it must still be cited.  Finding remains open.
SELLER - GENERAL COMMENT (2023-02-23): UW is  coming up with lower DTI but still over 50%:
DTI calculation: B1 $XXXX Incom from S/E 2020W2+2020K1+50% of amortization; $XXXX (ss grossed up based on tax return)
B2 $XXXX Incom from S/E 2020K1+50% of amortization;$XXXX/mo (SS grossed up based on the tax return):$XXXX/mo pension
Total income $XXXX
Total liabilities $XXXX/mo ($XXXX(primary residence)+$XXXX (other per credit)+$XXXX(subject net cash flow)
DTI 50.5%

Comp factors:
rate and term refi to improve rate
15 year fixed
LTV XX%
18 months of reserves
REVIEWER - GENERAL COMMENT (2023-02-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-02-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-02-24): Variance remains with negative rental income for subject.  DTI is now XX%.
SELLER - GENERAL COMMENT (2023-02-27): We agree with the calculation
															REVIEWER - WAIVED COMMENT (2023-02-27): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000132	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000133	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Verified stated defect, field review final value of $XXXX resulted in LTV issue. Verified stated defect, field review final value of $XXXX resulted in LTV issue. Verified stated defect, field review final value of $XXXX resulted in LTV issue. Shortage of $XXXX, missing replacement cost estimate.	REVIEWER - GENERAL COMMENT (2023-03-10): Client elects to waive based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-10): Client elects to waive based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-10): Client elects to waive based on compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-10): Need clarification as to what RC/80% means.  Currently we are interpreting that dwelling coverage of $XXXX is 80% of the Replacement Cost.  Shortfall still remains.
SELLER - GENERAL COMMENT (2023-03-16): The Loan amount is $XXXX and the HOI has coverage of $XXXX which is more than the loan amount.  We are fine here.
REVIEWER - GENERAL COMMENT (2023-03-17): Per FNMA B7-3-02, The minimum required coverage amount  must be equal to the lesser of: 100% of the replacement cost value of the improvements, or the unpaid principal balance of the loan, provided it equals no less than 80% of the replacement cost value of the improvements.
SELLER - GENERAL COMMENT (2023-03-21): The policy shows $XXXX which covers the total amount of the loan.  There is nothing else that is needed here.  The coverage amount of $XXXX covers the unpaid balance of the loan.
REVIEWER - GENERAL COMMENT (2023-03-22): Loan is being tested to the Agency standard which as noted in theXX/XX/XXXXomment loan amount is only one factor of.  Finding is valid and remains open.
REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Appraisal Fee was increased to $XXXX with no Valid COC or Cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000135	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. Borrower has additional debt not disclosed to lender with a monthly payment of $XXXX which increased DTI to XXXX%.	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: Closing disclosure datedXX/XX/XXXX listed the escrow amount of $XXXX was incorrect and was updated onXX/XX/XXXX to $XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: EV1	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-03-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000137	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 1040 - Schedule C (2019)
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date:  XX/XX/XXXX;
Application Date:  XX/XX/XXXX;
Application Date:  XX/XX/XXXX;
[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	Missing 2020 tax returns including the Schedule E or lease agreements for all properties for which rent was used to qualify to support rental income as submitted.
The AUS approval required 2 years personal and business tax returns if the business has been in existence for five years or more.  Two of the business entities are less than 5 years in existency and require the 2019 or 2021 Schedule C for income verification.
Missing business and personal 2020 and 2019 tax returns and 4506 as required by the AUS.
SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—XXXX% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of XXXX.	REVIEWER - GENERAL COMMENT (2023-04-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-04-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-04-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-04-21): Based on the updated documentation provided for the REO properties, the DTI is now XX%.
REVIEWER - GENERAL COMMENT (2023-04-21): The AUS approval required 2 years personal and business tax returns if the business has been in existence for five years or more.  Two of the business entities are less than 5 years in existency and require the 2019 or 2021 Schedule C for income verification.
															REVIEWER - GENERAL COMMENT (2023-04-21): The third party verifications provided are not dated within 20 days of the Note date as required by Covid requirements.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000140	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception: [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Missing Document: AUS not provided [2] Application / Processing - Missing Document: Missing Final 1003	There is an installment debt that was opened on 1-2020 with a payment of $XXX and balance of $XXX #XXX, per post-closing credit report and brought the DTI over the AUS ran DTI of XX%.
Verified disclosed defect. Recent credit report pulled by FNMA had an undisclosed debt, the recent credit report pulled is not provided. There is an installment debt that was opened on 1-2020 with a payment of $XXX and balance of $XXX #XXX, per post-closing credit report and brought the DTI over the AUS ran DTI of XX%.
E-sign consent is missing in loan file.
Please provide pre-funding AUS with a Total Housing Payment that matches the loan's terms. Current Automated Approval reflects an incorrect amount for the Mortgage Insurance payment.
Final 1003 is missing in loan file.	REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors
FICO is XXX
Borrower has been with the same employer for 7 years
over 6 months reserves and AUs requires none
REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors
FICO is XXX
Borrower has been with the same employer for 7 years
over 6 months reserves and AUs requires none
REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors
FICO is XXX
Borrower has been with the same employer for 7 years
over 6 months reserves and AUs requires none
REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors
FICO is XXX
Borrower has been with the same employer for 7 years
over 6 months reserves and AUs requires none
REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors
FICO is XXX
Borrower has been with the same employer for 7 years
over 6 months reserves and AUs requires none	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan amount and Appraised value are the same on the XX/XX/XXXX20 Closing Disclosure as they are on the XX/XX/XXXX Closing Disclosure. Explanation for Loan to Value increase not provided. Please provide valid explanation for increase in fees, or cure to borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes and cure check.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: There is an installment debt that was opened on 1-2020 with a payment of $XXX and balance of $XXX #XXX, per post-closing credit report and brought the DTI over the AUS ran DTI of XX%.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling disclosure is not provided in loan file.	REVIEWER - WAIVED COMMENT (2023-05-25): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000141	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect: Adjustments on comparables are not acceptable. Subject not bracketed. DTI exceeds guides.	REVIEWER - WAIVED COMMENT (2023-06-07): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the borrower received a copy of the appraisal at least 3 days prior to closing, or provide a signed Appraisal Waiver and evidence the borrower received the appraisal at or prior to closing. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-06-07): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000142	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception: [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Verified disclosed defect - Ineligible Property. Based on the appraisal's photos and comments, the subject property had a safety, soundness, or structural integrity deficiency present in the structure described as the "guest house". The appraisal was required to be on Fannie Mae Form 1025 since the subject was a 2-unit dwelling. Selection and use of inappropriate comparable sales and failure to use comparable sales that are the most locationally and physically similar to the subject property are each considered an unacceptable appraisal practice.
HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided for appraisal dated XX/XX/XXXX. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated Business Arrangement Disclosure is not signed by the borrower.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000143	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: AUS not provided	Verified disclosed defect. Loan closed as a Freddie Mac Home possible, final LP did not reflect home possible, credit expired had to pull new credit and lost LP Accept. Form 1004 appraisal with interior/exterior. Final AUS used for final approval is missing in file that is dated the day of or prior to the note date.	REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment: Only AUS in file is on page 375. Final LP noted in seller defect comment was reported as not in file.
DTI was acceptable based on updated credit report and loan is seasoned > 3 years. LP not relevant, or immaterial at most.
REVIEWER - GENERAL COMMENT (2023-06-06): Final AUS not available.  Exception remains.
REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment: Only AUS in file is on page 375.  Final LP noted in seller defect comment was reported as not in file.
DTI was acceptable based on updated credit report and loan is seasoned > 3 years. LP not relevant, or immaterial at most.
															REVIEWER - GENERAL COMMENT (2023-06-06): Final AUS not available. Exception remains.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is a document dated XX/XX/XXXX that reflects the appraisal being sent to the borrower. No confirmation of borrower receipt, and anticipated date is XX/XX/XXXX, which is the same day as the note.	REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment: Only AUS in file is on page 375. Final LP noted in seller defect comment was reported as not in file. DTI was acceptable based on updated credit report and loan is seasoned > 3 years. LP not relevant, or immaterial at most.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000144	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	The AUS requires 2 years business and personal tax returns, only one year business return provided.	REVIEWER - WAIVED COMMENT (2023-05-09): Client elects to down grade and waive using compensating factors. FICO is XXX LTV is XXXX% Over 20 years in the same field.	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Notice of Right to Cancel(XX/XX/XXXX) occurs prior to expected date(s)Notary date in security instrument is (XX/XX/XXXX).
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: LE electronically signed on XX/XX/XXXXearliest E-sign consent is dated XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000145	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.	Federal Compliance - Federal HPML 2014 Compliant: Loan designation provided of Temporary HPQM (GSE/Agency Eligible) at the time of review. However it has been determined at review the file is a Compliant Higher Priced Mortgage Loan.
																						State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Loan designation provided of Temporary HPQM (GSE/Agency Eligible) at the time of review. However it has been determined at review the file is a Compliant Higher Priced Mortgage Loan.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000147	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided			1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: There are two separate HOA dues charged for the unit totaling $XXXX ($XXXX + $XXXX) and only $XXXX is accounted for on the final Closing Disclosure.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000148	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test: Initial Loan Application Date missing. No alternate documents have been found to provide Application date. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial Loan Application Date missing. No alternate documents have been found to provide Application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000149	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000150	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information.		Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000151	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Credit Documentation - Missing Document: Asset not provided [3] Application / Processing - Missing Document: Missing Final 1003	Source of Earnest Money Deposit is missing in file.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000152	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified disclosed defect: Not able to get AUS to approve nor LP. There is an Approved/Eligible DU in the file dated the day prior to the Note date.	REVIEWER - WAIVED COMMENT (2023-06-02): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-06-06): Sellers comment: Copy of wire receipt provided.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal. Federal Compliance - (Missing Data) Last Rate Set Date: Neither Rate Lock Document is available in Loan File nor Alternate Rate Lock Document.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000153	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Verified disclosed defect- Bank statements and transcripts do not reflect subject property address. There is an LOE in file that states borrower is having issues with her mail so uses son's address, however transcripts with other address go back to 2018. Cannot verify borrower is occupying property as primary residence.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. However loan is a Compliant Higher Priced Loan.
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. However, loan is Compliant Higher Priced Mortgage Loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			State HPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000154	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception:	Qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. Debt ratio of XX% exceeds AUS of XX%, thus waterfalling to QM testing. Debt ratio exceeds allowable. Borrower XXXX started their recent job at XXXX on XX/XX/XXXX and overtime income qualified method is YTD Average Income. Verified disclosed defect. Subject is a FHA transaction and property was acquired through assumption by the borrower within 12 months in the given scenario lender should have used the acquisition cost instead of the appraised value to calculate CLTV.	REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors Borrower has been in the industry for 5 years Residual income is $XXXX REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors Borrower has been in the industry for 5 years Residual income is $XXXX REVIEWER - WAIVED COMMENT (2023-05-24): Client elects to down grade and waive using compensating factors Borrower has been in the industry for 5 years Residual income is $XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final Closing Disclosure signed XX/XX/XXXX, making the loan eligible for disbursement on XX/XX/XXXX. Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Final Closing Disclosure signed XX/XX/XXXX, making the loan eligible for disbursement on XX/XX/XXXX. Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Calculated income for Borrower 3 is less than reflected on Approval.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - WAIVED COMMENT (2023-05-25): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (202XX/XX/XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000155	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Miscellaneous - Credit Exception:	KNOWN DEFECT: Occupancy misrepresentation	REVIEWER - RE-GRADED COMMENT (2023-05-23): Client elected to re grade with comp factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Revised Closing Disclosure dated XX/XX/XXXX disclosed an APR of XXXX%, which increased toXX% on the Final Closing Disclosure. File is missing evidence to verify the borrower received the Final Closing Disclosure at least 3 business days prior to closing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000157	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000164	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The file is missing a copy of Seller's Closing Disclosure.
																						Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non Escrowed Property Costs over Year 1 do not include the MI expenses of $XXXX per year.		Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000166	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Guidelines require most recent year signed 1040.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing additional required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000168	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Guidelines indicate "If an IRS installment debt/plan is disclosed on income or asset docs, the payment must included in DTI, or paid to satisfy/exclude the debt. Balance due will be determined with IRS Record of Account." The borrower's tax return indicated a balance owed to the IRS of $XXXX and the final 1003 reflected this debt with a payment of $XXX/mo included for qualifying; however, there was no documentation in the loan file from the IRS to verify the balance or the required monthly payment.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000169	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Missing signed tax returns per guidelines.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Delivery confirmation or dated signatures were not provided for the initial CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000170	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 1040 (2019)	Missing most recent tax return, required per guidelines.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Compliant, no further information needed.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $307,120.17.  Calculated finance charge is $306,925.17.  Variance of -$XXXXBased on review of Lender's compliance report, there is difference between prepaid interest of $41.37, difference between settlement fee of $100, Title - Wire fee of $325 is not considered on compliance report, Realtor admin fee of $150 considered on compliance report.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): The last revision of the appraisal datedXX/XX/XXXXas delivered to the borrower the same day as the closing.	REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-05-05): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000171	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.	Borrower does not meet minimum FICO requirement.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.	REVIEWER - CURED COMMENT (2023-05-04): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000172	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The LE was sent to the Borrower XX/XX/XXXX prior to E-Consent date XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: EV1	REVIEWER - CURED COMMENT (2023-05-08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-05-08): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000173	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.	Representative FICO score of XXX is less than Guideline minimum FICO score of XXXX.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing additional required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000175	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.			1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000176	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The file is missing actual issue date of the initial CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000178	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.	Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000179	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.	Representative FICO score of XXX is less than Guideline minimum FICO score of XXXX,additionally there was a name discrepancy on the credit report for borrower.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.	REVIEWER - CURED COMMENT (2023-05-08): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000180	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Statement	File is manually underwritten, approval is required. File is missing a mortgage statement to confirm payment includes taxes and insurance. If payment does not include taxes and insurance, they will have to be documented separately.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000181	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
																					[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $343,450.50 vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000182	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided	Guidelines require Unexpired Passport from country of origin does not meet guideline requirement of borrower’s identity at time of loan submission with final verification of identification to be completed prior to loan funding. Lender exception without compensating factors provided.		1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant, no further action required.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000183	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	REVIEWER - GENERAL COMMENT (2023-06-12): DTI XXXX%, borrower has XXXX% down of own funds, borrower demonstrates ability to manage financial obligations. REVIEWER - WAIVED COMMENT (2023-06-26): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000185	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Application / Processing - 1003 Error: Citizenship was not provided: Borrower: XXXX [2] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Citizenship information not provided on 1003. Verification(s) of employment is not within 10 calendar days of the Note for current employer 'Rollings Green'.	REVIEWER - WAIVED COMMENT (2023-06-12): Client elects to downgrade based on compensating factors.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		State HPML - Compliant	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000187	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orXX%).	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant, nothing further required.
Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000188	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX	Missing unexpired passport per guidelines, lender's exception waiver provided.	REVIEWER - WAIVED COMMENT (2023-05-17): Waived prior to closing.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $50.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75244)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75201)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $24.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75199)
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXvs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant, nothing further required.
Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE dated XX/XX/XXXX indicates Fee was added in section B with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE dated XX/XX/XXXX indicates Fee was added in section B with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE dated XX/XX/XXXX indicates Fee was added in section B with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE dated XX/XX/XXXX indicates Fee was added in section B with no valid COC or cure provided.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		State HPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000189	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] General - Missing Document: Verification of Non-US Citizen Status not provided	Missing passport.	SELLER - GENERAL COMMENT (2023-06-14): 2021 profit and loss provided, transcripts from 2021, 2020 and taxes provided, 31 years SE, XXXX score, XXXX% DTI, XXXX months reserves REVIEWER - WAIVED COMMENT (2023-06-15): Waved with verified compensating factors.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant, nothing further required.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		State HPML - Compliant	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000190	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	The existing lien on the property was a balloon note due in fullXX/XX/XXXX; however, it had not yet been paid at time of the subject transaction and the VOM in file indicated the terms continued as originally agreed upon. The guidelines required that any loan with a modification required 36 mo recovery time and the loan did not meet that requirement. The file contained a Lender Exception with compensating factors noted for this issue. Documented reserves do not meet guideline of XXXX mo PITIA. File contains a Lender Exception with compensating factors noted for the issue.	REVIEWER - WAIVED COMMENT (2023-06-05): Lender waived based on compensating factors. REVIEWER - WAIVED COMMENT (2023-06-05): Lender waived based on compensating factors.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant, nothing further required.
Federal Compliance - Federal HPML 2014 Compliant: Compliant, nothing further required.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		State HPML - Compliant	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000191	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Compliant, no further action required.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000192	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000193	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Verified stated defect, cash out refinance however FHLMC seasoning requirements not met as borrower owned subject for less than 6 months.	REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased onXX/XX/XXXXlosing Disclosure with no valid change of circumstance or refund evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000194	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				2	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect. The appraiser noted water damage in addendum and photos showed large hole in bedroom ceiling.		1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	60000195	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - Sofi Debt duplicated due to UDM, resulting in excessive DTI. Not resolved prior to delivery deadline. SLE for aged delivery denied.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 -  XXXX% Points and Fees: Fannie Mae 2014  XXXX% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation. Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Verified Stated Defect - Sofi Debt duplicated due to UDM, resulting in excessive DTI. Not resolved prior to delivery deadline. SLE for aged delivery denied.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000196	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Subject property has environmental problems noted by appraiser or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect. Appraisal photo showed basement floor was wet, and appraiser commented that an inspection should requested to verify no significant foundation issues. No inspection was provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000197	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Occupancy discrepancy.: Property occupancy of Primary does not match Guideline property occupancy of .	Stated Defect - Repurchase letter provided indicated Borrower purchased a new property on XX/XX/XXXXnd provided a lease reflecting the subject as a rental.	REVIEWER - WAIVED COMMENT (2023-07-23): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $103,177.82 is under disclosed by $XXXX compared to the calculated Finance Charge of $103,497.66 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $299,014.32 is under disclosed by $XXXX compared to the calculated total of payments of $299,409.16 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 -  XXXX% Points and Fees: Fannie Mae 2014  XXXX% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $191,114.35 vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Sufficient or excess cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge understated by $XXXX. No compliance report or high cost analysis is included in the file. Missing itemization of $XXXX lender credit.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments in loan calculations on final cd exceeds the threshold by $100 and post close cdXX/XX/XXXX is under disclosed by $XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM	SELLER - GENERAL COMMENT (202XX/XX/XXXX): Please see the attached Final Settlement Statement that shows the borrower was not charged for the increase in the discount charged and the TOP on the final CD is correct.
REVIEWER - GENERAL COMMENT (2023-06-21): SitusAMC received Final settlement statement.  However, the final Corrected CD issued XX/XX/XXXX reflects different fees than the settlement statement and was disclosed to borrower as the corrected CD and final for fees.  If Final Settlement Statement is correct, then lender should correct the PCCD - Corrected CD to match fees for proper testing and proper disclosure to borrower which has discrepancies in the final settlement statement.  Corrected CD and LOE to borrower explaining corrections required to re-test.
SELLER - GENERAL COMMENT (2023-07-06): Per the MLPA these loans are sold as is and no PCCD will be provided
REVIEWER - GENERAL COMMENT (2023-07-06): Exception remains with no cure of Corrected PCCD.
REVIEWER - GENERAL COMMENT (2023-07-13): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
SELLER - GENERAL COMMENT (202XX/XX/XXXX): Please see the attached Final Settlement Statement that shows the borrower was not charged for the increase in the discount charged and the TOP on the final CD is correct.
REVIEWER - GENERAL COMMENT (2023-06-21): SitusAMC received Final settlement statement.  However, the final Corrected CD issued XX/XX/XXXX reflects different fees than the settlement statement and was disclosed to borrower as the corrected CD and final for fees.  If Final Settlement Statement is correct, then lender should correct the PCCD - Corrected CD to match fees for proper testing and proper disclosure to borrower which has discrepancies in the final settlement statement.  Corrected CD and LOE to borrower explaining corrections required to re-test.
REVIEWER - CURED COMMENT (2023-06-01): Sufficient Cure Provided within 60 Days of Closing
REVIEWER - CURED COMMENT (2023-06-01): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000199	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Verified stated defect. Lender used overstated base income, appears they qualified semi-monthly as bi-weekly income. Verified disclosed defect - Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. - Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-06-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000200	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	AUS indicated Mortgage Insurance and a full appraisal is required and no documentation was found in loan file. AUS indicated MI required and no documentation in loan file.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elect to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elect to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: The fee for 802 increased from $XXX to $XXXX on the final HUD-1 without evidence of cure.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: The fee for 803 increased from $1220.00 to $1659.56 on the Final HUD-1 without evidence of cure.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Initial disclosure dated XX/XX/XXXX is not signed by borrower.
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: No evidence of an Initial Escrow Account Disclosure provided to borrower.	REVIEWER - CURED COMMENT (2023-02-01): A cure was disclosed on page 1 of the HUD1.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000201	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	Evidence that all parties were searched through GSA and LDP. The FHA - Initial HUD Addendum to the Loan Application is missing.	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% +  XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% .
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% +  XXXX%, orXX%.
Federal Compliance - HUD QM AU Finding Fail: Evidence that all parties were searched through GSA and LDP.  The FHA - Initial HUD Addendum to the Loan Application is missing and the loan is defaulting to ATR/QM standard documentation requirements.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Borrower did not receive List of homeownership Counseling Organizations
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Borrower did not receive HUD Settlement Cost Booklet.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			State HPML - Compliant	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000202	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TIL document provided onXX/XX/XXXX was not signed by borrower.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TIL documented provided to borrower onXX/XX/XXXX was signed on the same day as it was provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal provided to borrower onXX/XX/XXXX was signed on the date as it was provided.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Fee change with no cure provided to borrower or change of circumstance in file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated business arrangement disclosure provided to borrower onXX/XX/XXXX was signed on the same date as provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of homeownership counseling organization provided to borrower on theXX/XX/XXXX was signed on the same date as it was provided.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Evidence the Servicing Disclosure was provided to the Borrower within three days of application is missing.  The disclosure in file is datedXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to receive copy of appraisal provided to borrower onXX/XX/XXXX was signed on the date as it was provided.	REVIEWER - CURED COMMENT (2023-02-01): A cure was disclosed on the first page of the HUD1.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000203	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XX/XX/XXXX; Consummation Date: XX/XX/XXXX
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XX/XX/XXXX; Consummation Date: XX/XX/XXXX
[2] Application / Processing - Missing Document: Verification of Identification not provided	Evidence the disclosure was provided to the Borrower within three days of application is missing.
Document Verified Hazard Insurance Coverage Amount is insufficient and estimated cost new is entered correctly.
10
Document Verified Mortgage Insurance Certificate or other evidence that the Upfront Premium was received is missing
Evidence the disclosure was provided to the Borrower within three days of application is missing.
Evidence the disclosure was provided to the Borrower within three days of application is missing.
Evidence the disclosure was provided to the Borrower within three days of application is missing.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraiser's license or certification was not active at the time of the appraisal	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000204	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Statement Statement	File is missing 2 consecutive statements for these 2 accounts. Missing current mortgage statements for both properties.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000205	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXXX // Document: 1040 / Tax Year: 2012
[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[3] Guideline Issue - The Effective Date of the appraisal is not after the FHA Case Number Assignment date, as required by FHA.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Appraisal Effective Date: XX/XX/XXXX; Case Number Assignment Date: XX/XX/XXXX
[3] Guideline Issue - The subject Property was sold within the previous 12 months. Missing evidence to determine if there are  undisclosed Identity-of-Interest transactions and if compliant with Restrictions on Property Flipping.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Case Number Assignment Date: XX/XX/XXXX; Last Sale Date: XX/XX/XXXX
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX	There is a DU Approve/Eligible, but the FHA Transmittal Summary reflects it was manually underwritten. It does not contain a CHUMS ID of ZFHA. A final FHA Transmittal or AUS is required. No signature from borrower. However, preparer signed the document for this year. Only lender is listed on the insurance binder. Data have been captured correctly per HUD document in file.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Property was subject to repair, however, 442 was not provided in file.	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.84541% or Final Disclosure APR of 6.85300% is equal to or greater than the threshold of APOR XXXX XXXX% + XXXX%, or 5.83000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - HUD QM AU Finding Fail: The FHA Transmittal Summary which is not dated reflects manual underwriting, but there is an AUS with a result of Approve/Eligible. Additionally, CAIVRS Authorization, Informed Consumer, and Important Information disclosures are missing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - (Missing Data) Last Rate Set Date: Document not provided in file.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Document was provided and signed at closing.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Document not provided in file.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Document was provided and signed at closing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Evidence the disclosure was provided to the Borrower within three days of application is missing.	REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			FHPML - Compliant	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000207	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [2] Application / Processing - Missing Document: Verification of Identification not provided	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Federal HPML 2014 Compliant: The loan's APR of 6.286% equals or exceeds the federal HPML threshold ofXX%.
Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Document was provided and signed at closing.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Document was provided and signed at closing.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000209	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000211	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: The most recent Good Faith Estimate Provided on XX/XX/XXXX disclosed escrows are present on page one. Final HUD provided on XX/XX/XXXX reflects that escrows are not present. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The Affiliate Business Arrangement Disclosure was provided on XX/XX/XXXX and the Application Date is XX/XX/XXXX.		Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000213	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Government Documentation - USDA - Request for Single Family Housing Loan Guaranty (RD 3555-21) is not compliant.: Disclosure: USDA - Request for Single Family Housing Loan Guaranty (RD 3555-21) (Government Documents)
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The lender did not sign the document.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to NonQM	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000214	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Statement Statement	Only 1 month was provided. File is missing the first mortgage statement for both of these properties.		3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			1							-	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000215	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	We are short reserves in the amount of $XXXX.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,543.70 is underdisclosed from calculated Finance Charge of $135,138.70 in the amount of $XXXX.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $ 135,138.70. Due Diligence Finance Charges are $134,543.70. There is a variance of $XXXX
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal waiver provided to borrower on theXX/XX/XXXX was signed by borrower onXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when a copy of the appraisal was give to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when a copy of the appraisal was give to the borrower.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing: File is missing list of service providers.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Missing disclosure	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000217	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure was not provided to borrower within 3 days of application.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: There is no evidence on file to show borrower received HUD Settlement Cost Booklet	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000219	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	An AUS required interior and exterior Appraisal is missing.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Evidence the Borrower was provided the disclosure within three days of application is missing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Evidence the Borrower was provided the disclosure within three days of application is missing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000221	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: There is no evidence of earlier receipt by the borrower.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: There is no evidence of earlier receipt by the borrower.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000222	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: XX/XX/XXXX Changed Circumstance not provided for GFE dated XX/XX/XXXX from GFE dated XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: The Final HUD-1 was not Signed and Stamp
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Document Verified Change of Circumstance not provided
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Transfer taxes were increased without a valid change of circumstance and a tolerance cure was not provided.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three business days of application.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000223	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000224	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX
[2] Application / Processing - Missing Document: Verification of Identification not provided	The document was provided onXX/XX/XXXXBorrower appears on the Exclusion list with action dateXX/XX/XXXX. no termination or cleared date.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - HUD QM AU Finding Fail: LD restated to Higher Priced
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated to Higher Priced	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000226	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] Government Documentation - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Application / Processing - Missing Document: Verification of Identification not provided	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Zero percent fee tolerance was exceeded for Transfer tax no sufficient cure was provided to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: There is no evidence on file to show borrower received HUD Settlement Cost Booklet.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Borrower did not receive Servicing Disclosure Statement within 3 days of applicaction.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000227	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: The Good Faith Estimate was provided on XX/XX/XXXX and the List of Service Providers was provided on XX/XX/XXXX.		Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000228	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Interest rate discrepancy.: Note interest rate ofXX% exceeds AUS interest rate ofXX%. [3] Income Documentation - Income Docs Missing:: Borrower: XXXX CPA Letter [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXX Statement [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	CPA Letter is missing dated within 30 calendar days of closing verifying dates of operation.. Income documentation requirements not met. Mortgage Statement is missing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000229	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000230	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000231	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Final HID section 801 is $XXXX and GFE has $XXXX. Missing sufficient cure. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE Initial Estimate Available Through Date XX/XX/XXXX and Initial GFE Date Plus 10 days is XX/XX/XXXX. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure is missing.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000232	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000233	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	Due to backing out unverified funds/deposits, borrower has insufficient assets to cover reserves.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000234	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: Final GFE dated XX/XX/XXXX showed initial loan amount of $XXXX however the Note and Mortgage dated XX/XX/XXXX show the actual loan amount was $XXXX Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Final GFE dated XX/XX/XXXX showed an initial monthly payment of $XXXX however the Note dated XX/XX/XXXX showed the actual monthly payment was $XXXX.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000235	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - Missing Document: AUS not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Loan is missing AUS with second lien included in CLTV. Loan is missing AUS with second lien included in CLTV. Loan is missing AUS with second lien included in CLTV. Loan is missing AUS with second lien included in CLTV. Note for DPA second lien not provided.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000236	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX WVOE - Includes Income	File is short reserves. Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. Need a legible copy, WVOE in file the right side is cut off and bottom is missing.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $278,407.27 is under disclosed by $36.99 compared to the calculated total of payments of $278,444.26 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee.  Fee Amount of $75.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX8)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX7)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX5)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $35.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX4)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $15.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (77188)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7XXX6)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TOP Underdisclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title Insurance Binder Fee. No cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title Examination Fee. No cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title -Document Preparation Fee. No cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title -Closing Protection Letter Fee. No cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title -Tax Certificate Fee. No cure was provided to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for Title -Attorney Review Fee. No cure was provided to borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy f the appraisal.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: There is no evidence on file to show borrower received List of Homeownership Counseling Organizations.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000237	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds  XXXX% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan ofXX% is in excess of the allowable maximum of XXXX% of the Original Principal Loan Amount.  Points and Fees total $XXXX on an Original Principal Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of XXXX orXX%.)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7325)	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Final Loan Application): File is missing a copy of the Final 1003 document.
State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds  XXXX% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan ofXX% is in excess of the allowable maximum of XXXX% of the Original Principal Loan Amount.  Points and Fees total $XXXX on an Original Principal Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of XXXX orXX%.)
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The LE was electronically sogned before the earliest e-consent was created per documentation in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Final Loan Application): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds  XXXX% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000239	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	USDA Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered or placed in the mail to borrower with 3 days	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000240	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insurance address does not match Note address. [3] Insurance Analysis - Insurance address does not match Note address.	Unable to determine the discrepancy. Lender did not provide an rental income worksheet and is reflecting a much lower rental loss than due diligence calculated. File is missing a third party verification for the borrower's consulting business dated within 30 days of the note date verifying dates of operation. Insurance policy and flood certificate both reflect the subject property in XXXX, however the note and all other documentation reflects the property is in XXXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000241	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 4506-T (2013), 4506-T (2014), VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Docs are over 120 days old from Note date. Income Documents 4506-T for 2013 and 2014 are not in file. Verification of Employment is not in file within 10 business days of the Note for Primary job employer XXXX. Verification of Employment is not in file within 10 business days of the Note for Primary job employer Michigan Adventure. Verification of Employment is not in file within 10 business days of the Note for Primary job employer Michigan Adventure.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing roof when the borrower received a copy of the appraisal.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000242	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000244	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Document Error - Simultaneous Financing reflected on the CD, however supporting documentation was not found in file.: Date Issued: XX/XX/XXXX	DTI exceeds AUS. The PITI matches but there are additional debts in CBR included in DTI Exception Set for H06 Insurance and Flood Insurance Missing Copy of H06 Insurance and Flood Insurance N/A - Simultaneous Financing was entered on the Note and Asset tab	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	D	D	D	D	D	A	B	B	B	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000245	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7510)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No change of circumstance or cure provided for the Ten Percent Fee Tolerance exceeding tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change of circumstance provided for the Appraisal Management Fee Tolerance exceeding tolerance allowed. However, there is a Lender credit disclosed for $XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000247	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.	Federal Compliance - Federal HPML 2014 Compliant: Compliance Report Doc ID 102 page 993 shows pass for Higher priced mortgage. The loans (XXXX XXXX%) APR does not exceed HUD's rate of threshold of XX%), which is the comparable average price offer rate of XX%) plus XXXX plus the annual MIP of (XXXX).
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Final CD Doc ID 75 page 270 shows escrowed property costs over year 1 is for $XXXX.
Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: Initial Escrow disclosure was provided onXX/XX/XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000249	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000251	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000253	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXXX. Due Diligence Finance Charges are $ 85,376.76. There is a variance of $XXXX		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000254	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000255	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Verified Disclosed Defect: Mortgage Insurance was Rescinded.	REVIEWER - WAIVED COMMENT (2023-07-23): \Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,171.58 is underdisclosed from calculated Finance Charge of $210,624.55 in the amount of $XXXX.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Loan Originator Organization NMLS information was not present on NMLS website.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator NMLSR information was not present on NMLS website.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Estimate of charges and terms for all other settlement charges date through XX/XX/XXXX is updated as per initial GFE dated XX/XX/XXXX.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Disclosure missing.	SELLER - GENERAL COMMENT (2023-06-21): Seller requests buyer review: agree with finding
REVIEWER - GENERAL COMMENT (2023-06-21): Seller requests buyer to review. Exception remains.
SELLER - GENERAL COMMENT (2023-06-21): Seller requests buyer review: agree with condition
REVIEWER - GENERAL COMMENT (2023-06-21): Seller requests buyer to review. Exception remains.
REVIEWER - GENERAL COMMENT (2023-06-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $210,171.58 is underdisclosed from calculated Finance Charge of $218,076.90 in the amount of $XXXX.
SELLER - GENERAL COMMENT (2023-06-21): Seller requests buyer review: agree to condition
REVIEWER - GENERAL COMMENT (2023-06-21): Seller requests buyer to review. Exception remains.
SELLER - GENERAL COMMENT (2023-06-21): Seller requests buyer review: agree with condition
REVIEWER - GENERAL COMMENT (2023-06-21): Seller requests buyer to review. Exception remains.
SELLER - GENERAL COMMENT (2023-06-21): Seller requests buyer review: agree with condition
REVIEWER - GENERAL COMMENT (2023-06-21): Seller requests buyer to review. Exception remains.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000256	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Verified disclosed defect. The Non-Occupant Co-Borrower's primary housing expense was miscalculated. The DTI increases to XXXX%. Missing documentation used to calculate the non-occupant primary home income.
Verified disclosed defect. The Non-Occupant Co-Borrower's primary housing expense was miscalculated. The DTI increases to XXXX%. Missing documentation used to calculate the non-occupant primary home income.
HOI coverage is insufficient by $XXXX Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (2023-07-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-07-12): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-07-12): Appears to be true, insurance does not cover loan amount. REVIEWER - WAIVED COMMENT (2023-07-13): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Verified disclosed defect. The Non-Occupant Co-Borrower's primary housing expense was miscalculated. The DTI increases to XXXX%. Missing documentation used to calculate the non-occupant primary home income.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report fee   was last disclosed as $50 on Loan Estimate but disclosed as $69 on Final Closing Disclosure.
File does not contain a valid change of circumstance for this fee, no cure provided	SELLER - GENERAL COMMENT (2023-06-21): We agree with this finding. The appraisal was deliveredXX/XX/XXXXnd closing wasXX/XX/XXXXEVIEWER - GENERAL COMMENT (2023-06-22): Per original lender, finding is valid.
REVIEWER - GENERAL COMMENT (2023-07-07): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
REVIEWER - WAIVED COMMENT (2023-07-12): Client elects to downgrade based on compensating factors.
																							REVIEWER - CURED COMMENT (2023-06-02): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000257	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The date the appraisal was provided to the borrower was not evidenced in the loan file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The date the appraisal was provided to the borrower was not evidenced in the loan file.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Seller paid all the escrow reserves
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: The initial escrow balance reflected on the initial escrow disclosure of $XXXX does not match the initial balance reflected on the final CD of $2925.58. The seller paid the full amount of the initial escrow payment.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Closing Disclosure TotalInterest Percentage(XXXX) > (Math Closing Disclosure Total Interest Percentage(XXXX) is above the tolerance of .000 XXXX%
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000260	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000261	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	VA Safe Harbor QM	3	3	[3] Government Documentation - Final VA Addendum to the Loan Application 26-1802a is not compliant.: Disclosure: Final VA Addendum to the Loan Application 26-1802a (Government Documents)	Page 1 of the addendum is not signed by the lender	1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Total Closing Costs. (FinXX/XX/XXXX)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: All disclosures on file datedXX/XX/XXXXederal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Final CD did not disclose Lender Contact information. Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Closing Costs: Change in closing costs was not disclosed	REVIEWER - GENERAL COMMENT (2017-12-15): The seller sent in a Federal Flood Disclosure datedXX/XX/XXXX SELLER - GENERAL COMMENT (2017-12-15): Concur with Exception - No Contact listed under Lender Contact information REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Closing Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000270	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Streamlined	HUD Safe Harbor QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] Government Documentation - FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	CAIVRS is missing. Waterfall due to missing FHA approval. FHA streamline approval not provided.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000271	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income Docs Missing:: Borrower: XXXX 1040 (2019) [2] Income Documentation - Income documentation requirements not met.	Missing electronic consent. Verified disclosed defect. Guidelines require 2 years of 1040s for Self Employment Income, the file is missing a 2019 1040. Waterfall due to missing Self Employment Income documentation.	REVIEWER - WAIVED COMMENT (2023-08-18): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-08-18): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-29): Waived	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee increased on XX/XX/XXXX Loan Estimate, with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An Appraisal Re-Inspection Fee was added on XX/XX/XXXX Loan Estimate, with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Allowable per seller guidelines.

Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000283	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided	Insurance coverage is insufficient by $XXXX based on appraisal value. There was no evidence of extended coverage or insurer's estimate of replacement cost provided. Verified stated defect, no appraisal provided.		1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000284	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Extension Fee was added on XX/XX/XXXXlosing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000286	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	Missing seller's and real estate agent's signatures. FHA - Real Estate Certification is missing Seller signature(s) and real estate agent's signatures. The Mortgage Insurance Certificate is missing.	3	[3] Valuation Issue - FHA loan and Valuation Effective Date or Report Date is more than 120 days prior to the Note Date or Notary Date.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect. Appraisal report is expired at note date, 442 available which is also outdated at note date. The lender listed on the appraisal is XXXX, Inc rather than actual lender XXXX, limited partnership and no appraisal transfer letter was provided.	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2212110)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7755)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,250.00 exceeds tolerance of $975.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD page 1 lists escrows as $436.18, however page 4 states $548.09.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000288	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Number of units discrepancy.: Appraisal number of units of does not match AUS number of units of 1. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of UTD does not match AUS property type of Single Family Detached. [3] Miscellaneous - Credit Exception:	Verified defect. Unqualified income. Lender used the written VOE to calculate the income vs the business returns.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																					[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request. Federal Compliance - Property Type Not Provided: Updated based on due diligence loan designation per client request. Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: This is due to the loan not being salable because the lender used the WVOE vs business returns since the borrower is self employed.	REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000290	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	HUD Rebuttable Presumption QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Rebuttable Presumption QM matches the Due Diligence Loan Designation of HUD Rebuttable Presumption QM.	Federal Compliance - Federal HPML 2014 Compliant: Calculated APOR on loan isXX% which exceeded APOR threshold of APORXX% + XXXX%.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		FHPML - Compliant	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000291	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception: [1] Closing / Title - Final Title is marked as missing	Verified defect. Homestyle loan 4 or more months delinquent triggered repurchase. Per Fannie Mae guidelines, , the lender must obtain a title update through the date the renovation was completed, to ensure the continuance of Fannie Mae’s first lien priority and the absence of any mechanic's or materialmen’s liens. Note date is 9-2020 and the final title is the file has the same date. 1004D/442 date is 3-2021. Missing post-completion title.	REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $356,192.74 is under disclosed by $XXXX compared to the calculated Amount Financed of $356,342.74 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $235,XXX.32 is under disclosed by $XXXX compared to the calculated Finance Charge of $239,713.32 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $596,969.55 is under disclosed by $XXXX compared to the calculated total of payments of $601,181.55 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $356,192.74 is under disclosed by $XXXX compared to the calculated Amount Financed of $356,342.74.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge disclosed Finance Charge in the amount of $235,XXX.32 is under disclosed by -$XXXX compared to the calculated Finance Charge of $239,713.32.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $596,969.55 is under disclosed by $XXXX compared to the calculated total of payments of $601,181.55.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023-08-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000294	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - IPC exceeds maximum	REVIEWER - WAIVED COMMENT (2023-09-26): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7535)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75174)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: This is due to mortgage insurance on page 1 of the final closing disclosure not being included in the escrows and page 4 escrow total is including this premium.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: The final closing disclosure reflects the monthly escrows to be XXXX, and the initial disclosure reflects the monthly escrows to be $XXXX, which includes the mortgage insurance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of $XXX, due to the fee being listed in section C on the loan estimate and section B on the final closing disclosure.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000295	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Verified defect. MI cancelled due to occupancy misrepresentation.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000298	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Condo (Low Rise) does not match AUS property type of PUD Attached.	Verified stated defect - The loan was approved as a Detached property, however according to the Appraisal the property is a PUD.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000314	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - HOA project is involved in litigation.	Verified disclosed defect - The subject condominium project is ineligible due to ongoing litigation.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000316	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Subject and Improvements - Guideline Issue: Property type not allowed per credit guidelines [2] Guideline Issue - Ineligible property type.: Condo (High Rise)	Verified Stated Defect- Fannie Mae's Temporary Condo Project requirements (as stated in Bulletin LL-2021-14 and effective as of October 2021) were not met. Condo budget is in deficit. Verified Stated Defect- Fannie Mae's Temporary Condo Project requirements (as stated in Bulletin LL-2021-14 and effective as of October 2021) were not met. Condo budget is in deficit.	REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000318	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Guideline Issue - Ineligible property type.: PUD [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification	Verified disclosed defect. Ineligible Property due Use of Dissimilar Comparable Sales, the subject property only has a half bath. All of the comparable properties have at least one full bath. HOA Verification is missing in file for the property located on XXXX.	REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000319	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orXX%).	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee has added on XX/XX/XXXX LE.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000321	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000324	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Business accounts, #XXXX and #XXXX being used for closing does not have anything in the file to confirm the funds will not impact the business.
Verified Defect. Repurchased loan due to Incorrect Rental Income Calculation - Excessive DTI: The Loan Product Advisor (LPA) Feedback Certificate documents total monthly income of $XXXX of which $XXXX represents rental income.  The loan file does not contain documentation to support the rental income of $XXXX per month for the property at XXXX. The loan file does not contain documentation verifying the housing payment (PITIA) and documentation to support the date the property at XXXX was acquired.  The revised DTI moved from XXXX% to XXXX%. XXXX on 2018 Personal Tax returns Schedule E resulting in net rental income of $XXXX per month. XXXX on Form 1000 and a lease agreement the net rental income is $XXXX per month.
XXXX had a lease agreement, but no Form 1000 provided nor proof of 2 months rent received.  So $XXXX per month rent could not be counted.    Forbearance 2/2021 - 7/2021
Borrower Paid XXXX $XXXX on XXXX to bring loan current  **Credit Score may be impacted by mortgage payment history**
The AUS reflects 3 mortgages being paid off or excluded and only 1 mortgage is listed on the Final Closing Disclosure as being paid off.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing Loan Estimate as well as "Right to Receive Copy of Appraisal" disclosure within 3 days of XX/XX/XXXX application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000326	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] Income Documentation - Income documentation requirements not met. [3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	Verified Stated Defect. Repurchased loan due to Incorrect SE Income Calculation - Excessive DTI - Invalid AUS: Income from XXXX for the borrower was from self-employment and was included in the debt-to-income ratio (DTI) calculation. The calculation of this income as $XXXX was incorrect. Therefore, the revised total monthly income of $XXXX resulted in a revised DTI of XX%. The UW used the YTD P&L as part of the calculation and it should not have been.
Missing business and personal tax returns covering the most recent two-year period, including all tax schedules.
														Fraud report indicates a potential ownership issue - An unidentified property may be used as the owner's mailing address. XXXX		1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - Investment Property Submitted as QM Test: Occupancy is an Investment with a loan designation of SHQM APOR.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000327	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Property Eligibility - Subject and Improvements - Valuation Issue: Subject property BPO indicates fire damage	Verified disclosed defect. Damaged Property - loan is ineligible for sale until repairs are completed: Date of Loss – XX/XX/XXXX. Cause of damage - outside trash can fire that burned outer and interior of home. Amount of damage $XXXX. Check amount from insurance is $XXXX. (There will be an additional check released from the insurance company once the repairs are completed.) All repairs have been completed.	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $40.00 plus 10% or $44.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided was the final and issued on same day of closing XX/XX/XXXX.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fees increased above the ten percent tolerance without a valid change of circumstance provided. No cure was provided to the borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000328	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Verified disclosed defect. Repurchased loan due to Appraisal Discrepancies: Lenders are responsible for the accuracy and completeness of the appraisal and its assessment of the marketability of the property and must take appropriate action to ensure that appraisers do not engage in unacceptable appraisal practices, including, misrepresentation of the physical characteristics of the subject property, improvements, or comparable sales. Adjusted Value of Comparable Sale(s) Failed to Support Appraised Value Comparable Sale(s) Site Characteristic(s) or Location Reported Inaccurately Inappropriate Comparable Sale(s) Selection Due to Location Use of Dissimilar Comparable Sale(s) Due to Site Characteristics Use of Physically Dissimilar Comparable Sale(s) - Condition/Quality of Construction.	REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2023-09-28): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000329	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] General Appraisal Requirements - Valuation Exception:	Verified disclosed defect: Repurchased loan due to Appraised Value not being supported: FNMA rejected appraisal due to the below factors: Adjusted Value of Comparable, Sale(s) Failed to Support Appraised Value, Comparable Sale(s) Physical Features Reported Inaccurately - Other, Use of Physically Dissimilar Comparable Sale(s) - Gross Living Area. All efforts to negate these items with further clarification from appraiser were rejected.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000331	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Miscellaneous - Credit Exception: [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXX, Lease Agreement	Calculated DTI of XX% exceeds AUS limit of XX% due to rental income calculation on XXXX (loss of $XXXX versus $XXX) and on XXXX (loss of $XXXX versus $XXX). in each instance it appears the HOA dues was not included in the calculation.
The AMEX account is reflected as omitted and lender indicates it was paid off.  Per the AUS, the loan must be re-submitted reflecting the account to be paid off prior to closing.
Verified stated defect: Repurchased loan due to Undisclosed Mortgages - Excessive DTI.  Per Fannie Mae’s research, 3 additional mortgage debt with XXXX were identified that were not disclosed in the loan documentation. Including the undisclosed mortgages resulted in a DTI of XX%.  FIMC submitted rebuttal that all the 3 loans with XXXX which are paid for from the LLC and not were the responsibility of the Borrower:
Business bank statement XXXX XXXX for property located at XXXX.
Business bank statement XXXX XXXXfor property located at XXXX.
Business bank statement XXXX XXXX for property located at XXXX
Fannie Mae acknowledged FIMC’s appeal however, according to Section B3-6-05 of the Selling Guide, a 12- month documented history of the LLC making the payments was required at the time of subject loan closing.  Additionally, a copy of the note for the XXXXs verifying the third party was also obligated on the mortgage was required.
Missing Tax Returns required for calculation of rental income.
														Lease agreement and/or Tax Returns is missing from the file.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Documentation was not found in order to verify receipt of the appraisal at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000332	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Miscellaneous - A copy of Income Verification Report is not on file. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Verified disclosed defect. Excessive DTI: A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XX%. The undisclosed mortgages cited in the Initial Resolution Request appear on the borrowers personal Credit Report, indicating that she is personally obligated on the mortgages. The appeal states the 3 properties were transferred to an LLC prior to the subject note date. Fannie Mae agrees that this transfer of ownership occurred; however, that does not relieve the borrower’s obligation under the Notes for said mortgages. The appeal does not meet the requirements of the Selling Guide for Business Debt in Borrower’s Name.
Verified disclosed defect. Excessive DTI: A recent credit report obtained by Fannie Mae reported additional mortgage debt with XXXX that was not disclosed in the loan documentation. Including the undisclosed mortgage(s) resulted in a revised DTI of XX%. The undisclosed mortgages cited in the Initial Resolution Request appear on the borrowers personal Credit Report, indicating that she is personally obligated on the mortgages. The appeal states the 3 properties were transferred to an LLC prior to the subject note date. Fannie Mae agrees that this transfer of ownership occurred; however, that does not relieve the borrower’s obligation under the Notes for said mortgages. The appeal does not meet the requirements of the Selling Guide for Business Debt in Borrower’s Name.
														Verified Stated Defect - Per DU, the maximum amount of financed properties owned was 6, however borrower owns 7 financed properties.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXXissing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000334	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - Repurchased loan due to Source of Income not being allowed - Excessive DTI: Restricted Stock/Stock Options (RSU) was entered as "Other" in AUS. This is not allowable which resulted in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance violation for discount points in the amount of $XXXX with no cure or change of circumstance provided to the borrower.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000336	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified stated defect. Repurchased loan due to Occupancy Misrepresentation: Loan closed as a primary residence however, Branch Manager received communication from seller’s real estate agent soon after closing that the property has been listed for rent. Upon review of loan file for occupancy misrepresentation, it appeared to the FIMC Mortgage Investigator that the property is owned by borrower’s parents and the borrower himself never intended to occupy the property. However, finding was inconclusive, and loan was referred to Risk for possible self-report based on the following facts: 1)Door Knock report came back as property occupied with no answer. 2)An updated Lexis Nexis Occupancy report is not pulling any recent utilities from the borrower or any third party. 3)Unable to find the subject property listed on any home rental site however, it was found on the Facebook neighborhood listing although the link goes to the main neighborhood page and not the actual listing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence of Borrower receipt of the preliminary appraisal report dated XX/XX/XXXX.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000337	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Miscellaneous - Credit Exception:
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	Verified stated Defect: Investor (XXXX) rejected the loan for purchase due to the borrower requesting a 90 day forbearance on his loan due to COVID 19/Employment. The investor will not purchase the loan if the borrower is in a forbearance, payment deferral or modification. Forbearance 8/2021 - 3/2022
Loss Mit Workout Review
Asset Modification - Trial Plan (Apr-Jun)2022
MOD - First Payment:XX/XX/XXXX - Rate: XXXX% - borrower declined
Borrower Paid XXXX $XXXX XXXX to bring loan current"
AUS feedback indicated rental income was to be calculated in accordance with the FHLMC Selling Guide. The Guide requires one year of tax returns to calculate rental income for property owned in prior tax year and the file did not contain the tax returns.
Employment verification was missing.
														Employment verification was missing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - Investment Property Submitted as QM Test: Occupancy is an investment.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000345	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $50.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (77187)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Change of Circumstance for the increase in Survey Fee was provided but did not specify the increase amount.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000350	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS requirement of one borrower signing the Note completing acceptable homeownership education program prior to closing, no documentation in file to verify that borrower completed the education.	REVIEWER - WAIVED COMMENT (2024-03-21): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure amount is no provided on final CD and file does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-10-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000351	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM.
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
																					[2] Document Error - Loan Estimate: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date:	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request. Document Error - Closing Disclosure: Dates are not in chronological order.: CD issued on XX/XX/XXXX was signed by borrower on XX/XX/XXXX. Document Error - Loan Estimate: Dates are not in chronological order.: CD issued on XX/XX/XXXX was signed by borrower on XX/XX/XXXX.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000353	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on $XXXX estimated cost new.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronically XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000354	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	HUD Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000356	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (75103)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loans have been moved to Non qm Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	REVIEWER - CURED COMMENT (2023-10-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-10-25): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000357	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof in file that the appraisal was provided to the borrower					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000358	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $85.00 plus 10% or $93.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	REVIEWER - CURED COMMENT (2023-10-25): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	60000361	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXXX exceeds AUS loan amount of $XXXX.
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	the loan amount on the AUS in the file is less than the note amount.
The Desktop Underwriter approval, dated prior to disbursement date is missing from the loan file.
Waterfall due to the Desktop Underwriter approval, dated prior to disbursement date is missing from the loan file.
Waterfall due to the Desktop Underwriter approval, dated prior to disbursement date is missing from the loan file.
The Desktop Underwriter approval, dated prior to disbursement date is missing from the loan file.  Also, the Verification(s) of employment is not within 10 business days of the Note
The Desktop Underwriter approval, dated prior to disbursement date is missing from the loan file.
Verification(s) of employment is not within 10 business days of the Note	REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX

Borrower liquid assets = XXXX

Borrower has been in field for 9.5 years and has been on job for 8.64 years. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $226,119.54 is under disclosed by $XXXX compared to the calculated Amount Financed of $226,894.54 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $142,951.33 is under disclosed by $XXXX compared to the calculated Finance Charge of $143,176.68 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $375,317.23 is under disclosed by $XXXX compared to the calculated total of payments of $376,317.58 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final closing disclosure dated XXXX disclosed a Amount Financed of $226,119.54. Calculated Amount Financed is $226,894.54 creating variance of -$XXXX
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final closing disclosure dated XXXX disclosed a finance Charge of $142,951.33.  Calculated finance charge is $143,176.68  creating variance of -$XXXX
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final closing disclosure dated XXXX disclosed a Total of Payments of $375,317.23.  Calculated Total of Payments is $376,317.58 creating variance of -$XXXX
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: loan changed to non qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX is missing evidence of receipt.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000362	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Miscellaneous - A copy of Asset Verification Report is not on file. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	AUS is Approve/Ineligible due to loan amount exceeds maximum allowable loan limit of $XXXX for the county code of XXXX. In addition, the level of mortgage insurance requirement is not being provided for this loan because the recommendation is ineligible. There is an $XXXX deficit in the hazard insurance coverage of this property and file does not contain a Replacement Cost Estimate. The level of mortgage insurance coverage requirement is not being provided for this loan because the recommendation in ineligible.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt by borrower.	REVIEWER - CURED COMMENT (2023-10-26): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000364	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXXX exceeds AUS loan amount of $XXXX.	AUS dated XX/XX/XXXX does not match XX/XX/XXXX Note.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000365	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There was no documentation found to evidence receipt of the appraisal at least 3 business days to closing. Although there is an Appraisal Receipt Confirmation indicating it was provided with the Initial Closing Disclosure onXX/XX/XXXX, the Disclosure History for documents sent on that day does not specify the appraisal was sent.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000368	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD	AUS disclosed subject property as a PUD, however evidence states that there are no HOA dues.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000370	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000372	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Miscellaneous - A copy of Asset Verification Report is not on file.
[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Mortgage type discrepancy.: Mortgage type of Conventional with MI does not match AUS mortgage type of Conventional without MI.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX
[3] Document Error - Equity of Sold Property was reflected on Closing Disclosure, however missing evidence of sold property.: Date Issued: XX/XX/XXXX
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	The appraisal report provided reflect value of $XXXX. Loan amount is $XXXX. Actual CLTV is XXXX%.
The appraisal report provided reflect value of $XXXX.  Loan amount is $XXXX.  Actual LTV is XXXX%.
Lender did not include taxes or insurance on primary residence in AUS calculations.
The appraisal report provided reflect value of $XXXX.  Loan amount is $XXXX.  Actual LTV is XXXX%.
The LTV of XXXX% requires mortgage insurance.
Appraised value was estimated.  The AUS was not updated with the actual value.
The actual LTV would requre Mortgage Insurance which is missing.
														Per final 1003, borrower is Non - Permanent Resident Alien however supporting doc required was not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000373	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $71.95 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-10-26): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000374	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	60000375	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	DTI discrepancy caused by differences in rental income/ 1) Net rental income of -$XXXX for XXXX property was used to qualify, however, no documentation (lease agreement / 1040 Schedule E) is provided to support use of rental income. 2) Net rental income of $XXXX for XXXX. property was used to qualify, however, the income is already included in the 1120S corporation used as primary source of income. As we do not have income document to calculate the rental income therefore all conditions have not been met.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000377	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	60000379	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: AUS not provided	AUS not provided, unsure if all asset documentation was met. The file is missing the AUS used for Approval. AUS provided is dated XX/XX/XXXX and the loan closed XX/XX/XXXX. AUS not provided, unsure if all income documentation was met. Insurance coverage is insufficient by $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided. The file is missing the AUS used for Approval. AUS provided is dated XX/XX/XXXX and the loan closed XX/XX/XXXX. The file is missing the AUS used for Approval. AUS provided is dated XX/XX/XXXX and the loan closed XX/XX/XXXX.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient So please provide COC/Final Cd with change fee amount.	REVIEWER - CURED COMMENT (2023-10-26): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000381	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Government Documentation - FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXXX// Document: 1040 / Tax Year: 2018
[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXXX // Document: 1040 / Tax Year: 2018
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.
[3] Income Documentation - Income documentation requirements not met.
[3] Guideline Issue - Non-borrowing Entity is on asset accouXX% access letter is not present in file, as required per FHA guidelines.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX
[2] Government Documentation - FHA - Lead Based Paint Attachment was provided at or after closing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) Provided Date: XX/XX/XXXX; Consummation Date: XX/XX/XXXX	The file is missing a 100% access to funds letter for XXXX Account #XXXX. Lead Based Paint document is not executed by the Seller. 2018 1040 is not signed by the borrowers. 2018 1040 is not signed by the borrowers. Missing 100% access Letter for XXXX account number #XXXX. Verification of employment is missing for prior employment. Evidence to access to the funds missing for XXXX account #XXXX. Disclosure is dated the same day as Closing.	1	3	[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)	Federal Compliance - HUD QM AU Finding Fail: Waterfall due to the Verbal Verification of Employment is missing for prior employment and missing required asset documents.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Waterfall due to the Verbal Verification of Employment is missing for prior employment.	REVIEWER - GENERAL COMMENT (2024-02-09): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)				TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000383	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Borrower's income was calculated at base earnings of $XXXX versus $XXXX. Per AUS, only base earnings were utilized for the borrower. The Co-Borrower's tip earnings were calculated at $XXXX versus $XXXX calculated on a 19 month average from XX/XX/XXXX toXX/XX/XXXX. This resulted in a DTI of XX% which is above the allowable tolerance.	REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX. Original Co-borrower FICO = XXX. Borrowers have combined $XXXX of liquid assets. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-11-22): Comp factors used to waive an exception	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Due to the DTI in excess of allowable tolerances, the loan is waterfalling to QM/ATR standard requirements.	REVIEWER - WAIVED COMMENT (2023-11-15): Original FICO = XXX Original Co-borrower FICO = XXX Borrowers have combined $XXXX of liquid assets. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-11-22): Comp factors used to waive an exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000386	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Flood Certificate Subject Address does not match Note address. [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX, Valuation Type: Desk Review / Valuation Report Date: XX/XX/XXXX	Zip Code on the Note is XXXXX, Flood certificate list zip code as XXXXX. Zip Code on Note is XXXXX, however the zip code disclose on the Valuation is XXXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-562.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $88.42 exceeds tolerance of $45.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7505)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Loan Estimate issuedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit  on Loan Estimate issued XX/XX/XXXX was disclosed as $XXXX and again on Closing Disclosure issuedXX/XX/XXXX $89.78 .No change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $45.00 on the initial Loan Estimate issued XX/XX/XXXX and increased to $88.42 on the Final Closing disclosure. No valid change of circumstance evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on the initial Loan Estimate issued XX/XX/XXXX and increased to $XXXX on the Final Closing disclosure. No valid change of circumstance evident.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000390	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXX exceeds tolerance of $55.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $51.00 was provided and it is sufficient to cover the fee tolerance. Seller Paid fees tested in tolerance review which includes $1400 transfer tax without valid change of circumstance provided to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000391	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification	HOI coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Missing Insurance and Tax Verification to verify monthly expenses used to qualify.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000393	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. One or both of these requirements are missing:  2 months reserves or Paystub/Account Statement dated after note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
													[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. One or both of these requirements are missing: 2 months reserves or Paystub/Account Statement dated after note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX	Missing VOE dated within 10 days as required per guides.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000396	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	No COC recorded on file. File is missing the Limited Denials of Participation.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: LE issuedXX/XX/XXXXot delivered to borrower within 3 business day.
Electronic consent date signatureXX/XX/XXXXFederal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure not sufficient	REVIEWER - CURED COMMENT (2021-11-03): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000398	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000400	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Transaction Date: XX/XX/XXXX	The loan disbursedXX/XX/XXXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000402	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (75208)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The finance charges were under disclosed in the amount of $XXXX.	REVIEWER - CURED COMMENT (2021-11-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000404	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000407	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX% exceeds AUS housing ratio of XX%. [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	The Lender used a lower tax and insurance monthly payment than the actual payment. The Lender used lower tax and insurance monthly amount than the actual in the qualifying payment. Using the actual amount brings the DTI to XX% and out of tolerance.	REVIEWER - WAIVED COMMENT (2023-11-15): Borrower FICO is XXX and co-borrower FICO is XXX. Borrower + Co-borrower liquid assets = XXXX. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-11-15): Borrower FICO is XXX and co-borrower FICO is XXX. Borrower + Co-borrower liquid assets = XXXX. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $168,941.50 is under disclosed by $XXXX compared to the calculated Amount Financed of $169,441.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside of 0.250% tolerance. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXXX is under disclosed by $XXXX compared to the calculated Finance Charge of $XXXX which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2246939)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $255,453.72 is under disclosed by $XXXX compared to the calculated total of payments of $265,723.80 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: The difference is the MI payment.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: The difference is the MI payment.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: The difference is the MI payment.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The difference is the MI payment.  I
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The MI payment was not included in the payment stream on the final CD.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The difference is the MI payment.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated loan designation per clients request.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Restated Loan Designation to non-QM per client request.	REVIEWER - GENERAL COMMENT (2023-11-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (FinXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (2023-11-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR ofXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR ofXX% outside of XXXX% tolerance. (FinXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (2023-11-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
REVIEWER - GENERAL COMMENT (2023-11-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/17XXXX3)
REVIEWER - GENERAL COMMENT (2023-11-15): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
REVIEWER - WAIVED COMMENT (2023-11-15): Borrower FICO is XXX and co-borrower FICO is XXX.

Borrower + Co-borrower liquid assets = XXXX. Client elects to downgrade and waive.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000408	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000409	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] General - Missing Document: COVID-19 Attestation not provided	The AUS required an interior and exterior Appraisal form 1004 which is missing.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was provided to borrower on closing date.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000411	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VOE is dated XX/XX/XXXX. Missing VVOE		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000412	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXX	Missing REO docs.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $13.00 exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (7579)		REVIEWER - CURED COMMENT (2021-11-03): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000414	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Single Family Detached does not match AUS property type of PUD.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $12.00 exceeds tolerance of $5.00.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $68.35 exceeds tolerance of $55.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	REVIEWER - CURED COMMENT (2021-11-10): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-11-10): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-11-10): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000415	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $125,705.12. Calculated finance charge is $126,146.92. Variance of $XXXX. Compliance Report reflects a fee for "Miscellaneous Fee-Builder Fee" of $XXXX paid by the buyer at closing and was not included in prepaid finance charges. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: the was no valid change of circumstances for appraisal fee exceeding zero percent tolerance before closing buyer paid $300 at closing $600 at closing	REVIEWER - CURED COMMENT (2021-11-03): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000416	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Streamlined	VA Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: Approval not provided [3] Government Documentation - VA IRRRL Worksheet VA 26-8923 is not compliant.: Disclosure: VA - IRRRL Worksheet VA 26-8923 (Government Documents)			1				3	[3] Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: The initial loan estimate was issued 6 business days prior to closing.		Federal Compliance - TRID Loan Estimate Seven Day Waiting Period: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000417	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $189,568.77. Calculated finance charge is $190,572.97. Variance of $XXXX. Compliance Report reflects a fee for "Invoice- Staging Fee" of $XXXX paid by the buyer at closing and was not included in prepaid finance charges. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000418	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The loan was not an agency transaction and the guidelines were missing from the file. Unable to determine if the loan meets all guideline criteria at initial review. Please provide the guidelines, additional exceptions may apply.	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2021-11-03): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-11-03): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000420	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing a valid CoC. No cure was provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing a valid CoC. No cure was provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing a valid CoC. No cure was provided.	REVIEWER - CURED COMMENT (2021-11-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-11-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-11-09): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000421	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.40 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXXX on page 4; however the Property Taxes ($XXXX) and Insurance ($XXXX), Flood Insurance ($XXXX) total of $XXXX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - CURED COMMENT (2021-11-09): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000422	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000423	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $30.00 exceeds tolerance of $20.00. Sufficient or excess cure was provided to the borrower at Closing. (7572)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $82.50 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender tolerance cure was provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender tolerance cure was provided at closing.	REVIEWER - CURED COMMENT (2020-08-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2020-08-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000425	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000427	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000428	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception:	Business Decision to close the loan - Manual UW not permitted - loan is not eligible for agency financing. Findings are approve/ineligible and an approval as a manual underwrite was issued. The loan will be funded with cash. The loan amount will include the DPA. MI is not required	BUYER - GENERAL COMMENT (2020-08-25): disclosed at bid. please waive. REVIEWER - WAIVED COMMENT (2020-08-26): Client elects to waive. Exception remains EV3.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower executed waiver and proof of appraisal delivery not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000430	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)		REVIEWER - CURED COMMENT (2020-10-15): Seller provided Corrected PCCD	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000431	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Loan closed as a XXXX% LTV conventional loan, with no DPA and no mortgage insurance.	SELLER - GENERAL COMMENT (2021-04-08): reason for selling the loan - disclosed on the bid tape REVIEWER - GENERAL COMMENT (2021-04-08): Moved to Buyer's queue. Exception can be waived EV3.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000432	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Miscellaneous - Credit Exception:	Drive by appraisal not allowed as prior loan was not owned by FHLMC. Loan would have been FNMA eligible, but note is too old for delivery.	BUYER - GENERAL COMMENT (2021-01-22): disclosed at bid. nomura agrees to waive. REVIEWER - WAIVED COMMENT (2021-01-22): Client elects to waive.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000439	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXXX // Document: 1040 / Tax Year: 2019
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet
[3] Income Documentation - Income documentation requirements not met.
[3] Document Error - Missing evidence the business is open and operating within 10  calendar days prior to Note. (COVID19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
													[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Missing income documents Initial application dateXX/XX/XXXX, disclosure providedXX/XX/XXXX.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000441	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of XXX is less than AUS representative FICO score of XXX.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $99.00 plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7755)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.  Seller paid fees included in testing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000442	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Incomplete Document: Closing Disclosure is incomplete [3] Application / Processing - Missing Document: AUS not provided	Missing all pages of AUS. Used 1008 to complete approval information. Seller Closing Disclosure is missing page 3 of 3. Missing all pages of AUS. 1008 was used to for underwriting.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $65.00 plus 10% or $71.50. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75108)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX.35 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower. Seller paid fees are included in testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.  Seller paid fees are included in testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.  Seller paid fees are included in testing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000443	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $20.00 exceeds tolerance of $14.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $12.00 exceeds tolerance of $8.00.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2021-09-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-09-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000444	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000446	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXXX. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $47.50 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Lender Credit Tolerance Violation: Initial loan estimate shows $5073 lender credit.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000447	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $10.00 exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (75208)		REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000449	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000451	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The borrower's checking account statement reflected and unsourced large deposit of $XXXX onXX/XX/XXXX, zero funds verified from checking. Savings of $XXXX is less than required funds of $XXXXerified asset of $XXXX in savings is less than cash needed to close.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	REVIEWER - CURED COMMENT (2021-09-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	A	B	B	B	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000452	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [2] Insurance Eligibility - Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to non-QM per client request.	REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000453	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $45.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX31)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $83.50 exceeds tolerance of $75.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower. Seller paid fees included in testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.  Seller paid fees included in testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower.  Seller paid fees included in testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid change of circumstance or cure to borrower. Seller paid fees included in testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000454	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $30.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2021-09-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000456	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $64.36 exceeds tolerance of $62.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2021-09-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000457	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000458	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of is less than AUS Available for Reserves of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX.	Asset documents not provided. Asset documents not provided. Asset documents not provided.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000460	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure not provided within three days prior to closing		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000462	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of is less than AUS Available for Reserves of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX.	Asset documents not provided. Asset documents not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000463	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000465	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 1040 (2016), 1040 (2017), Balance Sheet, P&L Statement [3] Income Documentation - Income documentation requirements not met.	Loan is missing signed 1040s for 2017 & 2016. Loan is missing signed 1040s for 2017 & 2016, P&L, and Balance sheet. Further conditions may apply.	1	2	[2] Federal Compliance - Disparity in Occupancy - Higher Priced as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000466	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] General Appraisal Requirements - The owner on the appraisal is incorrect.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The owner of public records on appraisal is showing XXXX. Comparing this with title, the commitment dated XX/XX/XXXX is showing owner of title as XXXX. Missing Verbal Verification of employment confirming start date at XXXX.		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The appraisal reflects that the appraiser's license or certification was not active at time of the appraisal.		2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000468	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Verified Stated Defect - Subject was across the board inferior in GLA and garage utility.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page four of Final Closing Disclosure reflects an annual escrow amount of $XXXX and file images support an annual escrow amount of $XXXX. MI was erroneously included.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000469	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
[2] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) Originator App Date:
Creditor App Date: XX/XX/XXXX
Disclosure signed by Borrower Date: XX/XX/XXXX
[2] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by Lender between the application date and loan closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government Documents) Originator App Date:
Creditor App Date: XX/XX/XXXX
Disclosure signed by Lender Date: XX/XX/XXXX	Insurance coverage is insufficient by $XXXX based on loan amount, there was no evidence of insurer's estimate of replacement cost provided.
Verified Stated defect- appraised value $XXXX is less than sales price $XXXX. Borrower didn't have funds to bring cash into lower LTV.
Verified Stated defect- appraised value $XXXX is less than sales price $XXXX. Borrower didn't have funds to bring cash into lower LTV.
VA - Loan Guaranty Certificate is missing.
VA Addendum to the Loan Application  signed post application originator date.
														VA Addendum to the Loan Application signed post application originator date.	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000470	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Insurance coverage is insufficient by $XXXX based on estimated cost new value, there was no evidence of extended coverage or insurer's estimate of replacement cost provided. Verified stated defect. The HELOC Payment was not included in the ratio calculations, resulting in the elevated DTI. Borrower verbal verification of employment dated XX/XX/XXXX was not within 10 business days of closing. Borrower verbal verification of employment dated XX/XX/XXXX was not within 10 business days of closing.	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-11-28): See attached
REVIEWER - GENERAL COMMENT (2023-11-30): No updated VOE provided.
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-11-28): See attached
REVIEWER - GENERAL COMMENT (2023-11-30): No updated VOE provided.
SELLER - GENERAL COMMENT (2023-12-11): I know I already uploaded these but I don't get what is wrong. Note is datedXX/XX/XXXXthese VVOEs are datedXX/XX/XXXXWhat is missing?
SELLER - GENERAL COMMENT (2023-12-11): Again, Note is datedXX/XX/XXXXVVOE is datedXX/XX/XXXXso within 10 days of Note. What is missing?
REVIEWER - GENERAL COMMENT (2023-12-12): AUS in file requires VOE 10 days prior to closing or after closing prior to Delivery Date.  No delivery date is verified and VOE is not prior to close so we are unable to resolve.
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees were increased on the XX/XX/XXXX CD with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000471	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Verified Stated Defect- there are defects in comparable on appraisal report.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page four of Final Closing Disclosure reflects an annual escrow amount of $XXXX and file images support an annual escrow amount of $XXXX. MI was erroneously included.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000472	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception:	The AUS calculated the net rental income -$XXXX. The Lease and mortgage statement provided indicate the actual net rental is -$XXXX resulting in the elevated ratios. Stated defect - Borrower never occupied property.	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7565)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Examination Fee was added on the XX/XX/XXXX CD with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000475	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect, subject 3750 lot size, 1006 GLA and no car storage was not bracketed. All comparables were significantly larger in lot and GLA and included car storage.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page four of Final Closing Disclosure reflects an annual escrow amount of $XXXX and file images support an annual escrow amount of $XXXX.MI was erroneously included.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title-Closing protection letter fee was added and Recording Fee is increased on closing disclosure issued XX/XX/XXXX change of circumstance stated loan amount changed, however that would not affect recording fee.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000477	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - Missing Document: Approval not provided	Verified stated defect, loan was sold as FHLMC but LP approval not obtained.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-11-07): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000480	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception:	Verified stated defect. Hybrid appraisal provided was not eligible for bond program.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $2.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX22)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page four of Final Closing Disclosure reflects an annual escrow amount of $XXXX and file images support an annual escrow amount of $XXXX MI was erroneously included.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TX Guaranty Fee has added on XX/XX/XXXX CD.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000482	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Stated defect -Reason for Repurchase: Per XXXX's review, Unacceptable comparables used in the appraisal report. Unable to cure and not eligible for repurchase alternative.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee were increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
																						Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000484	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	Safe Harbor QM (APOR)	3	3	[3] Miscellaneous - Credit Exception: [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Stated defect - borrower was delinquent at closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000488	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Miscellaneous - Credit Exception:	Verified disclosed defect: FNMA Repurchase - we previously signed a repurchase agreement XX/XX/XXXX with a 5-year term that required repurchase if the loan went 120 days delinquent during that period, which it did.	REVIEWER - WAIVED COMMENT (2024-01-11): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Page one of the final closing disclosure, in the payment calculations section, the escrow is $XXXX, and the estimated taxes, HOI and assessments section reflects the amount of $XXXX. Page 4 reflects a monthly amount of $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure.  A change of circumstance was provided, but points were not disclosed on the initial loan estimate.
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: As per Final Closing Disclosure taxes and Insurance are Escrowed and initial Escrow Account Disclosure not provided.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000491	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Verified defect. FICO too low (underwriter error)	REVIEWER - WAIVED COMMENT (2023-12-13): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7504)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $80.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (73156)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Federal HPML 2014 Compliant: Excessive fees are causing the APR issues.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on the closing disclosure.  It appears issue date was XX/XX/XXXX.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on the closing disclosure.  It appears issue date was XX/XX/XXXX.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on the closing disclosure.  It appears issue date was XX/XX/XXXX.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on the closing disclosure.  It appears issue date was XX/XX/XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: The closing disclosure with the assumed date of XXXX does not list an APR. The final closing disclosure dated XXXX reflects an APR of XXXX%.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issuedXX/XX/XXXX and receivedXX/XX/XXXX, which was after Closing Disclosure issued with an assumed date ofXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Application Fee was  last disclosed as $XXX on loan estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Certificate Fee was  last disclosed as $XXX on loan estimate but disclosed as $80.00 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000492	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Verified disclosed defect: 60-day mortgage late was the initial defect in 2018.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued is missing
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued is missing
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued is missing
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final CD page 1 and 2 lists escrows as $XXXX, however page 4 states $XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: CD dated XX/XX/XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Final CD page 1 and 2 lists escrows as $XXXX, however page 4 states $XXXX.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000499	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided [2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Hazard insurance coverage is insufficient by $XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount. File is missing final AUS; XXXX AUS showing non agency approved was used for review. The Note/HELOC Agreement was not found for the subordinate financing to verify payment of $XXXX.	REVIEWER - WAIVED COMMENT (2023-12-11): Comp factors used to waive exception SELLER - GENERAL COMMENT (2023-12-01): Final WF AUS cert, attached REVIEWER - GENERAL COMMENT (2023-12-08): Exception Remains - As per deal notes required Final AUS to verify, File is missing final AUS; XXXX AUS showing agency approved was used for review. REVIEWER - WAIVED COMMENT (2023-12-12): Exception waived for missing final AUS with comp fact of DTI > XXXX% less than guideline maximum. REVIEWER - WAIVED COMMENT (2023-12-12): Exception waived for missing HELOC Agreement with comp factor of FICO >XXXX.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $694,087.49 is under disclosed by $XXXX compared to the calculated total of payments of $695,173.35 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-618.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Per final closing disclosure, total payment is mentioned as $694,087.49 however post close closing disclosure reflects as $XXXX which exceeds monthly threshold of $0.02.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in product and was not received by the borrower at least 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was last disclosed as $XXXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this reduction in lender credit.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued onXX/XX/XXXX6 was issued after theXX/XX/XXXX date of the preliminary Closing Disclosure.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued onXX/XX/XXXX was issued after theXX/XX/XXXX date of the preliminary Closing Disclosure.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued onXX/XX/XXXX was issued after theXX/XX/XXXX date of the preliminary Closing Disclosure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Moved to non qm
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock date is missing.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: The Affiliated Business Arrangement Disclosure provided at application was not signed.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Most recent 2015 returns not provided.	REVIEWER - WAIVED COMMENT (2023-12-11): The client elects to waive this exception	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000500	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000503	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing source of funds for the following large deposits to XXXX XXXX: $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX. Missing source of funds for the following large deposits to XXXX XXXX: $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX. The AUS required MI coverage which is missing. Missing source of funds for the following large deposits to XXXX XXXX: $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX; $XXXX on XX/XX/XXXX.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Final inspection has not been provided	SELLER - GENERAL COMMENT (2023-11-29): Property was a XXXX construction loan and was never finished, so no final inspection. Unable to procure. REVIEWER - GENERAL COMMENT (2023-12-07): Seller unable to clear, exception remains.	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $440.50 exceeds tolerance of $432.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $29.88 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML. ATR analysis completed per investor guidelines. Escrow and appraisal delivery requirements met.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing documentation verifying loan application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure received by borrower on XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $432 on the initial Loan Estimate dated XX/XX/XXXX but disclosed as $440.50 on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $15 on the initial Loan Estimate dated XX/XX/XXXX but disclosed as $29.88 on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - Missing Initial Loan Application Test: Missing documentation verifying loan application date.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing documentation verifying loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing documentation verifying loan application date.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000518	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Housing history reflects lates that do not meet guidelines.: Credit Report: Original // Borrower: XXXX Housing history reflects a total of 1 reported late payments.
[3] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Collections / Balance: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.
[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXXX.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: XXX
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX	Housing history shows one or more late housing payments.
Waterfall due to the Desktop Underwriter is Refer with Caution.  The Fannie Mae manual underwriting guidelines maximum debt to income ratio is XXXX% and require a credit score of XXXX, with an loan to value greater than XXXX% and the qualifying credit score is XXX and a loan to value ratio of XXXX%.
Updated the PITIA with mortgage insurance of $XXXX monthly. 6 months reserves are required
The Desktop Underwriter is Refer with Caution. The Fannie Mae manual underwriting guidelines maximum debt to income ratio is XXXX% and require a credit score of XXXX, with an loan to value greater than XXXX% and the qualifying credit score is XXX and a loan to value ratio of XXXX%.
The mortgage insurance certificate is missing from the loan file.
Excessive unpaid collections.
Excessive unpaid collections	SELLER - GENERAL COMMENT (2023-12-15): See underwriter exception notes: NDS CENTRALIZED/TRACKING EXCEPTION/RUN 47
Tracking exception for non-borrower household income is APPROVED.
DTI just over XXXX% with messaging stating the loan is eligible for non-borrower household income tracking.  Transaction is purchase of primary in XXXX.  Borrower is currently renting, housing payment is decreasing slightly. Qualifying with borrower base pay and rental income on an investment.  Using non-borrower occupant's income as comp factor for the higher dti.  Non-borrower is fianc , XXXX.  She is a RN, monthly verified income per worksheet is XXXX/month. Borrower does have some credit issues including a small cable company collection, a paid utility collection and a judgment.  Borrower provided documentation verifying the judgment was recently paid. Lox states the judgment was likely from when he was getting divorced 5+ years ago.  Borrower has excellent job stability and appears to use debt responsibly. Main reason for higher dti is the 15 year term but fiance's contributions to household income support ability to repay.
REVIEWER - GENERAL COMMENT (2023-12-18): Client to review seller exception, which is Doc ID #0987.
SELLER - GENERAL COMMENT (2023-12-15): See underwriter exception notes: NDS CENTRALIZED/TRACKING EXCEPTION/RUN 47
Tracking exception for non-borrower household income is APPROVED.
DTI just over XXXX% with messaging stating the loan is eligible for non-borrower household income tracking.  Transaction is purchase of primary in XXXX.  Borrower is currently renting, housing payment is decreasing slightly. Qualifying with borrower base pay and rental income on an investment.  Using non-borrower occupant's income as comp factor for the higher dti.  Non-borrower is fianc , XXXX.  She is a RN, monthly verified income per worksheet is XXXX/month. Borrower does have some credit issues including a small cable company collection, a paid utility collection and a judgment.  Borrower provided documentation verifying the judgment was recently paid. Lox states the judgment was likely from when he was getting divorced 5+ years ago.  Borrower has excellent job stability and appears to use debt responsibly. Main reason for higher dti is the 15 year term but fiance's contributions to household income support ability to repay.
REVIEWER - GENERAL COMMENT (2023-12-18): Client to review seller exception, which is Doc ID #0987.
REVIEWER - GENERAL COMMENT (2023-12-11): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to down grade and waive using compensating factors
Borrower has XXXX% of their own funds
Borrower has been employed with the same company for 16 years
Disposable income of $XXXX
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to down grade and waive using compensating factors
Borrower has XXXX% of their own funds
Borrower has been employed with the same company for 16 years
Disposable income of $XXXX
REVIEWER - WAIVED COMMENT (2023-12-13): Client elects to down grade and waive using compensating factors
Borrower has XXXX% of their own funds
Borrower has been employed with the same company for 16 years
Disposable income of $XXXX
REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to down grade and waive using compensating factors
Borrower has XXXX% of their own funds
Borrower has been employed with the same company for 16 years
Disposable income of $XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-298.50 is less than amount of binding Lender Credit previously disclosed in the amount of $XXXX. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $25.94 exceeds tolerance of $11.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $25.94 exceeds tolerance of $11.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was decreased on Loan Estimate issued XX/XX/XXXX and again on Closing Disclosure issued XX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tolerance exceeded for Credit Report Fee. Fee Amount of $25.94 exceeds tolerance of $11.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXnsufficient or no cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Standard DTI is 36%. Missing guidelines used for loan approval.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $11.00 on LE but disclosed as $25.94 on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee was last disclosed as $XXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to down grade and waive using compensating factors
Borrower has 9% of their own funds
Borrower has been employed with the same company for 16 years
Disposable income of $XXXX
REVIEWER - CURED COMMENT (2023-11-13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-11-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000520	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Post-CloXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $235,688.93 is under disclosed by $XXXX compared to the calculated total of payments of $236,431.19 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Date Issued was missing on one of the Closing Disclosures in file with a Closing Date ofXX/XX/XXXX. The date ofXX/XX/XXXX was utilized as the date issued due to the date stamp at the bottom of the disclosure.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Closing Disclosure reflects the Total of Payments as $235,688.93.  This does not match the calculated Total of Payments of $236,431.19.  This results in a variance of $XXXX.
Federal Compliance - (Missing Data) Last Rate Set Date: Documentation not found to verify the actual Rate Lock Date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000521	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $127,089.70 is under disclosed by $13.50 compared to the calculated Amount Financed of $127,103.20 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $132,218.96 is under disclosed by $XXXX compared to the calculated Finance Charge of $132,323.18 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $264,885.90 is under disclosed by $XXXX compared to the calculated total of payments of $265,003.62 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Amount Financed: The Amount Financed on final closing disclosure is $127,089.70 and the Calculated Amount Financed is $127,103.20, with a variance of 13.50.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Finance Charge on final closing disclosure is $132,323.18 and the due diligence Finance Charge is $132,218.96. There is a variance of $XXXX.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments are $264,885.90. Due Diligence Total of Payments are $265,003.62. There is a variance of $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXXX on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2023-11-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000522	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was left blank on Closing Disclosure.
Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: CD dated XX/XX/XXXX is received after the CD dated XX/XX/XXXX was received.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate  issued XX/XX/XXXX and received XX/XX/XXXX, which was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate  issued XX/XX/XXXX and received XX/XX/XXXX, which was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The XX/XX/XXXX Loan Estimate is not signed/dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement not provided.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000526	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issue is not provided on the Closing Disclosure, considered the print date as the issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issue is not provided on the Closing Disclosure, considered the print date as the issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issue is not provided on the Closing Disclosure, considered the print date as the issue date.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Date issue is not provided on the Loan Estimate, considered the print date as issue date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Date issue is not provided on the Loan Estimate, considered the print date as issue date.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX not received by borrower at least four business days prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement not provided in the file.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000527	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $24.75 exceeds tolerance of $16.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX. Note P&I was used for the APR calculation and compliance testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Initial Closing Disclosure issued XX/XX/XXXX was not signed by the borrower, no proof in file that the closing disclosure was provided to the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The loan estimate provided on XX/XX/XXXX was not signed by the borrower, no proof in file that the loan estimate was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit report was disclosed to the borrower on the loan estimate as $16.00 but the fee increased on the final closing disclosure as $24.75 with no cure provided and no valid changed of circumstance.
Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: The Note Principal and Interest payment of $XXXX does not match calculated Principal and Interest payment of $XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000528	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	E-sign Consent Agreement is missing. Insurance coverage is insufficient by $XXXX based on (loan amount, appraisal value, XXXX% of value, stated value, you update here), there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $243,044.87 is under disclosed by $XXXX compared to the calculated Finance Charge of $243,183.56 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $486,688.37 is under disclosed by $XXXX compared to the calculated total of payments of $486,827.06 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $243,044.87 is under disclosed by $XXXX compared to the calculated Finance Charge of $243,183.56 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).  A variance of $XXXX.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $486,688.37 is under disclosed by $XXXX compared to the calculated total of payments of $486,827.06 which exceeds the $XXXX threshold.  A variance of $XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: LE issuedXX/XX/XXXX and received XX/XX/XXXX, which was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000532	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Appraisal report is missing in file.	SELLER - GENERAL COMMENT (2023-11-29): See attached appraisal for the loan.
REVIEWER - GENERAL COMMENT (2023-12-07): Primary appraisal (1004) report missing in file.
SELLER - GENERAL COMMENT (2023-12-13): See attached primary appraisal used for loan.  Was sent previously.  Due to COVID, Exterior-Only appraisals were acceptable at that time.
															REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - Agree, Due to COVID Exterior-only appraisal is acceptable but the Appraiser must request additional and supplemental data from parties to the transaction. This supplemental information would include items such as interior photographs and/or video of the subject property’s interior areas, any available third-party inspection reports and any narrative descriptions of the interior from parties familiar with the interior components and condition of the property. Supplemental data could also include sources such as MLS systems and other internet based real estate sites.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-11-13): Sufficient Cure Provided At Closing				-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000533	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7335)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Closing Disclosure is not signed or dated by the borrower, so unable to verify date of receipt.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The closing disclosure dated XX/XX/XXXX is missing information, and was generated before the final loan estimate.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The closing disclosure dated XX/XX/XXXX is missing information, and was generated before the final loan estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Rate Lock Fee increased from $XXX on the initial Loan Estimate to $XXXX on the final Closing Disclosure without a valid change of circumstance.
State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge ofXX% exceeds state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000534	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure is incomplete and missing the following information, issue date, Loan Information and page 5 information.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure is incomplete and missing the following information, issue date, Loan Information and page 5 information.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The Closing Disclosure is incomplete and missing the following information, issue date, Loan Information, page 4 and 5 information.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of Closing Disclosure delivered to borrower at least 3 business days prior to consummation is missing in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated Initial Application 1003 is missing in file.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000536	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added onXX/XX/XXXX Loan Estimate with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt datedXX/XX/XXXX however appraisal report datedXX/XX/XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000537	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of Receipt not provided.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
State Compliance - New York Late Charge Percent Testing: As per the New York state maximum late charge percent permissible is 2%. The Note disclosed late charge percent of XXXX%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document is required to mitigate the exception.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000539	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] General - Borrower 1003 current address does not match Note address.: Borrower: XXXX, Borrower: XXXX	Appraisal effective date of XX/XX/XXXX is greater than 120 days of subject loan note date of XX/XX/XXXX. No evidence of a 442 re-verification of Appraisal value. Refinance Case so updated Current Address as per Final 1003.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000545	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: Page 4 of the final Closing Disclosure includes the Mortgage Insurance Premium in Non Escrowed Property Costs Section.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000546	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: This has been updated to non qm Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement/documentation was not provided in the file.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000548	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: "Fee increased onXX/XX/XXXX Loan Estimate and again onXX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000549	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: 1003 signed at the time of applciation is missing from the file Federal Compliance - (Missing Data) Last Rate Set Date: Rack lock document with rate set date is missing from the file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000551	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate Lock Agreement					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000553	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial 1003.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000555	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000556	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The Mortgage Insurance Certificate reflecting coverage of at least XXXX% as required by the AUS is missing. Mortgage Insurance Certificate is missing. Hazard Insurance Policy effective date of XX/XX/XXXXs after the Note Date XX/XX/XXXX.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/234XXX0)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2347159)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $75.38 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent ofXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Mortgage Insurance monthly payment of $11.56 was not included in the due diligence review due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Mortgage Insurance monthly payment of $11.56 was not included in the due diligence review due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR is missing evidence of receipt.
Federal Compliance - TRID Loan Estimate Timing: The earliest dated Loan Estimate provided was issued on XX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on Loan Estimate issued XX/XX/XXXX with no valid change circumstance or cure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 4%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement is missing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations dated XX/XX/XXXXas not received timely.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Appraisal Report dated XX/XX/XXXXs missing evidence of receipt.	REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2274921)
REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2274920)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000557	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $91.50 exceeds tolerance of $54.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $91.50 exceeds tolerance of $54.00
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXederal Compliance - (Missing Data) Last Rate Set Date: Rate lock documentation missing from file.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000560	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: ReLock at Market rate Fee of $XXXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete Initial Loan Application.
State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000561	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	LPA Feedback indicated a full appraisal (Form 70) was required and there was no appraisal in the file. Missing Hazard Insurance Policy	SELLER - GENERAL COMMENT (2023-11-29): See attached final DU - AUS showing loan qualified for an appraisal waiver. REVIEWER - GENERAL COMMENT (2023-12-07): The latest AUS in file is LP as per the time that it was submitted was later than the DU present in file. Exception Remains	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt. As such, the "mailbox rule" is applied and the presumed receipt date of the Closing Disclosure is XX/XX/XXXX which would not have been at least 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Examination Fee and Title-Abstract Fee were increased onXX/XX/XXXX Closing Disclosure and again onXX/XX/XXXX Closing Disclosure with no valid change evident.
																						Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial loan application		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60000563	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75203)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Closing disclosure issued XX/XX/XXXX is incomplete and/or missing required information: loan term, purpose, product, loan type. The following sections are also incomplete and missing required information: Loan terms, Projected payments, Costs at closing, Loan costs sections A& B are incomplete with no fees, Calculating cash to close, Summaries of Transactions, Loan disclosures: Assumptions, Demand feature, Late payment, Negative amortization, Partial payments, Security interest, Escrow account, is reflecting an AIR table on a fixed rate loan, Loan calculations, Liability after foreclosure, and Contact information .
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: LE issued XX/XX/XXXX which was after Closing Disclosure issued XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Loan Discount Points.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing Initial 1003 document.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Borrower not provided Right Not To Close Disclosure.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Date Set not provided.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000566	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Update.  Fee Amount of $57.50 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75230)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issued Date is not given on Closing Disclosure. Page 5 information are also missing on Closing Disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issued Date is not given on Closing Disclosure. Page 5 information are also missing on Closing Disclosure.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided after XX/XX/XXXX contains a change in APR which was not received by borrower at least three  business days prior to consummation.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXXX.00. No valid Change of circumstance provided, No cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title Update Fee was last disclosed as $375 on Loan Estimate but disclosed as $425 on Final Closing Disclosure.  File does not contain a valid Change of circumstance for this fee, No cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXXX on Loan Estimate but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid Change Of Circumstance for this fee, nor evidence of cure in file.   Provide a post-close Closing Disclosure disclosing the tolerance cure to include $552, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file.
Federal Compliance - Self-Employed Tax Return Recency - QM: Loan closed in July 2021, the most recent tax year is 2020, There is an extension for the 2020 tax returns which is not filled yet. The tax filing deadline for 2020 returns is 7/15/20.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000568	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on revised loan estimate issued on XX/XX/XXXXithout evidence of valid changed circumstance or sufficient cure.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial 1003.
																						Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement is missing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000573	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing copy of Hazard insurance Policy document.	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): We require a hazard policy dec page, we do not review to streamline hazard insurance review, exception remains.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was originally disclosed at $382 on the loan estimate, but it increased to $XXXX on the closing disclosure and no Change of Circumstance presented to borrower indicating reason for increase.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing copy of Initial 1003 document.
																						State Compliance - New York Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 2%.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000575	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The file was missing a copy of the required mortgage insurance certificate.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of the required Initial 1003 signed and dated by originator.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000576	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	The Hazard Insurance Policy is missing. Hazard insurance policy is missing.		1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	State Compliance - New York Late Charge Percent Testing: The Note disclosed a late charge of 5% that exceeds the state maximum of 2%. Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000578	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $516,608.78 is under disclosed by $XXXX compared to the calculated total of payments of $516,845.36 which exceeds the $XXXX threshold. (FinXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Corrected on post close closing disclosure, in order to cure please provide the following: Letter of Explanation, Proof of Delivery, and Refund check for underdisclosed equivalent amount.
																						Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000584	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard Insurance Policy not provided.	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): Notes not provided for this issue. Missing HOI	1				2	[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment. Note P&I of $XXXX does not match calculated P&I of $XXXX. Note P&I was used for the APR calculation and compliance testing. [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: P&I amount disclosed on Note is $XXXX. State Compliance - New York Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 2%.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000687	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [3] Application / Processing - Missing Document: AUS not provided	Investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%, Manually underwritten loans should not exceed XXXX%. AUS performed prior to disbursement date is missing from file.	SELLER - GENERAL COMMENT (2023-11-27): AUS findings fromXX/XX/XXXX andXX/XX/XXXX, attached REVIEWER - GENERAL COMMENT (2023-12-01): Document received is not legible. Exception Remains. SELLER - GENERAL COMMENT (2023-12-13): AUS attached. REVIEWER - GENERAL COMMENT (2023-12-14): Post Note AUS received. Exception Remains.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXSufficient or excess cure was provided to the borrower at Closing. (7507)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt. Federal Compliance - Investment Property Submitted as QM Test: Investment property tested to Temporary SHQM per client guidance.	REVIEWER - CURED COMMENT (2023-11-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-11-16): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000689	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7588)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (77183)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX, no change of circumstance. and no cure to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Estimate reflects the fee as $4560 and Final Closing Disclosure reflects the fee as $7530.  No cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney Review Fee was added on closing disclosure issuedXX/XX/XXXX, no change of circumstance or cure to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dateXX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000692	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX	Missing the final closing disclosure for the sold property to verify net proceeds Loan closing date and disbursement date is XX/XX/XXXX, and the flood insurance effective date is XX/XX/XXXX, which is post note and disbursement date.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence the borrower received a copy of the appraisal.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000694	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000695	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000699	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of $-362.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7552)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Fannie Mae 2014 XXXX% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit disclosed as -$XXXX on the Closing Disclosure dated XX/XX/XXXX but disclosed as $XXX on the Final Closing Disclosure. A valid change of circumstance not provided for decrease.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $150 on the Loan Estimate dated XX/XX/XXXX but disclosed as $XXXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.  The cure provided at closing ($XXXX) is sufficient to address the violation but is insufficient to address all tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $500 on the Loan Estimate dated XX/XX/XXXX but disclosed as $XXXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.  The cure provided at closing ($XXXX) is sufficient to address the violation but is insufficient to address all tolerance violations.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.
Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Updated based on due diligence loan designation per client request.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000730	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Construction-Permanent	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported [3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying interest rate discrepancy.: Qualifying interest rate ofXX% does not match AUS qualifying interest rate ofXX%.	Verified Stated Defect; XXXX, RMS repurchase, appraisal had unacceptable comps. Hazard Insurance Policy is missing in file. Documentation was not provided confirming the interest rate decrease was not the result of a permanent interest rate buydown. Per Fannie Mae guidelines this is needed to support no AUS resubmission was required for the interest rate decrease.	SELLER - GENERAL COMMENT (2023-11-28): DU, CD and Note all show XX%, hope this cures this. SELLER - GENERAL COMMENT (2023-11-28): Sending Note, too, just in case it helps with the rate question. Or maybe we don't understand the problem or what is missing. REVIEWER - GENERAL COMMENT (2023-12-07): The Note rate is XX% and as per 1008 and AUS the qualifying rate is XX%, which is 1% above the Note rate which is causing the variance. Exception Remains REVIEWER - WAIVED COMMENT (2023-12-19): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change frequency that does not match the actual first change frequency for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Index. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Interest Rate that does not match the actual initial interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Subsequent Changes period that does not match the actual terms for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2275021)
[3] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2275023)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2275021)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2275023)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2275022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment ARM: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2275021)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2275021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate. Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: First Change/Amount Min and Max is not provided in AP Table of Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Maximum Payment amount updated as per AP Table of Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Subsequent changes updated as per AP Table of Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Projected payment Estimated Total Payment updated as per Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Interest rate changed as Yes updated as per Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Mortgage Insurance payment Stream updated as per Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Mortgage Insurance payment Stream updated as per Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The subject is a Construction Loan with a 9-month Interest Only Payment and after 9 months Fixed rate for 30 years. Total term for loan is 30 years 9 months. Principal & Interest payment updated as per Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment ARM: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: Loan file is disclosed on CD as IO/ARM, Note shows IO and fixed rate.   Disclosures do not match file documentation. Thus failing for incorrect information presented to borrower on Closing  Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - (Missing Data) Last Rate Set Date: The subject is a Construction Loan with a 9-month Interest Only Payment Rate Lock agreement is missing in file.	SELLER - GENERAL COMMENT (2023-11-28): See attached REVIEWER - GENERAL COMMENT (2023-12-08): Provided CD dated XX/XX/XXXX is incomplete.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment ARM: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000731	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[3] Miscellaneous - Credit Exception:
[3] Income Documentation - Income documentation requirements not met.	Missing most recent statement from XXXX 401K to verify qualifying assets of $XXXX.
Missing most recent statement from XXXX 401K to verify qualifying assets of $XXXX.
The loan was approved with rental income for REO properties at XXXX. but was not considered in the review due to missing lease agreements or Schedule E to support income.
Missing most recent statement from XXXX 401K to verify qualifying assets of $XXXX.
Verified disclosed defect. Borrower not employed as of funding, XXXX repurchase.
														The loan was approved with rental income for REO properties at XXXX. but was not considered in the review due to missing lease agreements or Schedule E to support income.	SELLER - GENERAL COMMENT (2023-11-28): Not exactly sure what is needed here ... REVIEWER - GENERAL COMMENT (2023-12-07): Rental income was considered for XXXX however we do not have any lease agreement and these properties are not listed in the schedule E hence could not consider this for rental calculation.	1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001217	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60001218	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX W-2 (2012), W-2 (2013), W-2 (2014)
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
[2] Guideline Issue - The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).	The Mortgage Insurance Certificate and Verification of Rent were not found in the file. W-2's for all employers in the last 2 years were not found. There was one 2012 W2 and a W-2 Wage and Tax Statement. However, the Employer's name does not match the employment reflected on the application. Using the coverage listed on the insurance binder, the coverage shortage is $XXXXCE not provided Verification of rent was not found as required per FNMA guidelines.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,747.68 is underdisclosed from calculated Finance Charge of $185,382.06 in the amount of $XXXX.
[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Updated based on due diligence loan designation per client request.
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: The difference is due to the calculation of the buydown payment.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Due to the Mortgage Insurance Certificate missing, it was not possible to determine if the total payment calculation was accurate.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Documentation was not found to verify receipt of the preliminary appraisal datedXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Documentation was not found to verify receipt of the appraisal revision dated XX/XX/XXXX.
Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: The Interest Rate available through date was not completed on the GFE dated XXXX.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The final GFE reflected a Principal/Interest/MI payment of $XXXX versus $1130.47 as reflected on the HUD
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Due to the missing Mortgage Insurance Certificate, it was not possible to determine if the payment on the HUD was accurate.
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: The Settlement Service Provider was dated 11/25 and the GFE issued on XXXX indicated the borrower was allowed to shop.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The only executed disclosure found in the file was dated XX/XX/XXXX which is not within 3 business days of the initial loan application date ofXX/XX/XXXX.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: An acknowledgement was not found verifying the borrower received the HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001219	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The mortgage insurance certificate is missing.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2120943)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The mortgage insurance certificate is missing. The monthly mortgage insurance payment cannot be verified.		Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001220	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Evidence of account with XXXX was paid off is missing from the file. In addition, lender is using a higher rental income for the subject than what is supported in the file. Evidence the account with XXXX was paid prior to closing was not included in the file. In addition, the lender is using a higher rental income amount than what is supported in the file. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent ofXX% exceeds the state maximum of 4%.	Federal Compliance - Investment Property Submitted as QM: Loan was approved with loan designation of Safe Harbor QM.			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001221	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Foreclosure / Balance: <empty>	Maximum HCLTV for borrowers with less than 7 years out of a foreclosure is XXXX%. Seven years is the waiting period, however extenuating circumstances will allow for a 3 year waiting period.
Maximum CLTV for borrowers with less than 7 years out of a foreclosure is XXXX%. Seven years is the waiting period, however extenuating circumstances will allow for a 3 year waiting period.
Maximum LTV for borrowers with less than 7 years out of a foreclosure is XXXX%. Seven years is the waiting period, however extenuating circumstances will allow for a 3 year waiting period.
A PMI Certificate is missing from the file.
Unable to determine if borrower has extenuating circumstances to bypass the 7 year waiting period for a loan after a foreclosure. Additional documentation required.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2348XXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2348652)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 -  XXXX% Points and Fees: Fannie Mae 2014  XXXX% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX oXX%).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: A PMI Certificate is missing from the file to verify the PMI monthly payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: A PMI Certificate is missing from the file to verify the PMI monthly payment.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least 3 business days prior to closing. Initial XX/XX/XXXX. Closing XX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. No cure was provided to the borrower
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.
Federal Compliance - Fannie Mae 2014 - XXXX% Points and Fees: Updated based on due diligence loan designation per client request.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + XXXX%. Final disclosure APR of XXXX % exceed the allowable threshold of APOR XXXX% + XXXX%, or XXXX%.
APOR Rate lock XX/XX/XXXX, 30 yr. XXXX%. Loan originated more than three years ago. Unable to remediate.
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.
REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APORXX% +  XXXX%, orXX%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2121066)
REVIEWER - GENERAL COMMENT (2024-02-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2121067)
REVIEWER - GENERAL COMMENT (2023-03-29): Seller has rebutted that lender is a national bank. SitusAMC performs its review for compliance with state and local laws enacted to combat predatory lending without regard to the status of the originating lender, particularly in connection with reviews for secondary market purchasers that are not federally chartered institutions. In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The qualifying DTI on the loan is less than or equal to 35%.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001222	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	DU required an appraisal with an interior and exterior inspection. The appraisal report is missing from the file.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001223	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Hazard Insurance policy is insufficient by $XXXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount points increased without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated based on due diligence loan designation per client request.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001224	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7565)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $50.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (75188)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7349)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001225	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing homeowners insurance policy.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No lender cure was provided for this overage.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001226	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Borrower income submitted on AUS was entered twice which has resulted in a DTI discrepancy as borrower actual income is less than reported on AUS. The income documentation in the file verifies the actual income of the borrower which is less than the amount submitted by the lender.	SELLER - GENERAL COMMENT (2023-03-15): See attached email, showing appraisal waiver was used. REVIEWER - GENERAL COMMENT (2023-03-15): Per the most recent AUS, an appraisal based on interior and exterior photos is required, exception remains. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no indication the Closing Disclosure was delivered electronically to the borrower nor is there a waiver for the 3 day requirement.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	60001227	XXXX	$XXX	XXXX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Annual disclosed non-escrowed property costs, on the closing disclosure page 4 are $XXXX. Verified annual non-escrowed property costs are $XXXX.96		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001229	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001230	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001231	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Fields were incomplete on the Closing Disclosure.
Fields were incomplete on the Closing Disclosure.
SitusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: XXXX% of the insurable value of the improvements, as established by the property insurer, or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount - XXXX% of the insurable value of improvements - required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 2, Date Issued: XX/XX/XXXX / Relative Sequence Num: 1
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001232	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001233	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Application / Processing - Missing Document: Other not provided	Missing a copy of XXXX, Executed on XXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - RE-GRADED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance. Final CD does mnot disclose a Lender cure credit
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001234	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification
[2] Income Documentation - Income documentation requirements not met.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification
[2] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien.	Lease Agreement reflects a lower monthly rental income than the Comparable Market Rent. As a result, the REO is Negative income.
The file is missing evidence of the Mortgage Insurance Certification and the Third Party Verification of Employment required for B2 Self-Employment.
Missing the required Third Party VOE for B2 Self-Employment.
Information not provided on page 5 of the Closing Disclosure.
Information not provided on page 5 of the Closing Disclosure.
Information not provided on page 5 of the Closing Disclosure.
Loan Amount is $XXXX and the Sales Price is $XXXX which is XX% LTV. AUS reflects the LTV is XXXX%.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation of Safe Harbor QM. Investment property not subject to Qualified Mortgage requirements.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001235	XXXX	$XXX	XXXX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower.
																						Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001238	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $376,860.89 is under disclosed by $XXXX compared to the calculated Finance Charge of $377,143.89 which exceeds the $XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75215)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $376,860.89 is under disclosed by $XXXX compared to the calculated Finance Charge of $377,143.89 which exceeds the $XXXX threshold.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Questionnaire Fee was disclosed on initial Loan estimate as $300 but disclosed on final Closing Disclosure as $XXXXile does not contain a valid changed in circumstance for this fee, nor evidence of cure is provided in file.
Document Error - Closing Disclosure: Dates are not in chronological order.: CD issued on XX/XX/XXXX was (received/signed) by borrower on XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001240	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.	Verified assets in the XXXX account were less than that used to qualify resulting in insufficient assets for reserves. Verified assets in the XXXX account were less than that used to qualify resulting in insufficient assets for reserves.	SELLER - GENERAL COMMENT (2023-10-05): Agree - AUS assets differ from 3rd party Asset verification by AccountChek datedXX/XX/XXXX which shows $XXXX. Lender used 60% of Retirement account based off actual retirement statement ending December 2020 showing $XXXX.
REVIEWER - GENERAL COMMENT (2023-10-17): No updated additional bank statement received therefore exception remains.
SELLER - GENERAL COMMENT (2023-10-18): The total amount of the the 2 accounts is $XXXX?  I don't understand your calculation.  When retirement accounts are used for reserves, 100% of the value of the assets may be considered, and liquidation is not required.
REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): After considering 100% of IRA account available reserves are $XXXX, which is not meeting the reserves required as per AUS, therefore exception remains.
SELLER - GENERAL COMMENT (2023-10-23): The Borrower has a XXXX account that had a value of $XXXX as of XX/XX/XXXX.  All numbers and the name are different on this account, then the blended account.  Even if that is the Same account.  The borrower account transaction history shows deposits and withdrawals being moved into other accounts.
REVIEWER - GENERAL COMMENT (2023-10-24): XXXX account has statement from XX/XX/XXXX to XX/XX/XXXX has balance of $XXXX and D1C Verification report from XX/XX/XXXX to XX/XX/XXXX with Balance of $XXXX. we have updated balance amount as per DC verification report. We required additional amount to meet reserve requirements as per AUS therefore Exception Remains.
SELLER - GENERAL COMMENT (2023-10-25): Per the Lender.  Here are additional assets of $XXXX that cover the missing reserves.  Thank you.
REVIEWER - GENERAL COMMENT (2023-10-30): The provided assets were not used to qualify the borrow. Need updated bank statement for XXXX account. Exception remains
SELLER - GENERAL COMMENT (2023-10-05): Agree - AUS assets differ from 3rd party Asset verification by AccountChek datedXX/XX/XXXX which shows $XXXX.  Lender used XXXX% of Retirement account based off actual retirement statement ending December 2020 showing $XXXX.
REVIEWER - GENERAL COMMENT (2023-10-17): No updated additional bank statement received therefore exception remains.
SELLER - GENERAL COMMENT (2023-10-18): The total amount of the the 2 accounts is $XXXX?  I don't understand your calculation.  When retirement accounts are used for reserves, 100% of the value of the assets may be considered, and liquidation is not required.
REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): After considering 100% of IRA account available reserves are $XXXX, which is not meeting the reserves required as per AUS, therefore exception remains.
SELLER - GENERAL COMMENT (2023-10-23): The Borrower has a XXXX account that had a value of $XXXX as of XX/XX/XXXX.  All numbers and the name are different on this account, then the blended account.  Even if that is the Same account.  The borrower account transaction history shows deposits and withdrawals being moved into other accounts.
REVIEWER - GENERAL COMMENT (2023-10-24): XXXX account has statement from XX/XX/XXXX to XX/XX/XXXX has balance of $XXXX and D1C Verification report from XX/XX/XXXX to XX/XX/XXXX with Balance of $XXXX. we have updated balance amount as per DC verification report. We required additional amount to meet reserve requirements as per AUS therefore Exception Remains.
SELLER - GENERAL COMMENT (2023-10-25): Per the Lender.  Here are additional assets of $XXXX that cover the missing reserves.  Thank you.
REVIEWER - GENERAL COMMENT (2023-10-30): The provided assets were not used to qualify the borrower. Please provide an updated bank statement for XXXX Funds. Exception remains	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier receipt not found in the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid changed of circumstance for this fee, No cure provided at closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001241	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure amount is not provided on final CD and file does not contain a valid change in circumstance for this fee increase.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001242	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by $XXXX based on loan amount of $XXXX, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-10-14): Agree no replacement cost mentioned in insurance documents in file. NO rpc estimator provided. REVIEWER - GENERAL COMMENT (2023-10-16): Exception remains until document to clear is provided. SELLER - GENERAL COMMENT (2023-10-23): Replacement cost estimate received REVIEWER - GENERAL COMMENT (2023-10-23): Exception Remains - We have received the Replacement cost estimate, but there is still shortfall of $XXXX.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001243	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.	The AUS approval requires 2 months of statements and 1st Bank account XXXX is missing a consecutive statement for May 2021.	SELLER - GENERAL COMMENT (2023-10-05): Agree - Missing May 2021 bank statement for XXXXX 1st Bank.
REVIEWER - GENERAL COMMENT (2023-10-16): Consecutive bank statement is not provided for the account ending #XXXX. Exception remains.
SELLER - GENERAL COMMENT (2023-10-25): The Account in question is a HELOC, Home Equity Line of Credit.  We have an XXXX, Statement and a XXXX, Statement.  With an available Limit of $XXXX theXX/XX/XXXX Statement shows a balance of $XXX as ofXX/XX/XXXX.  TheXX/XX/XXXX statement shows a new balance of $XXXX.  The Funds used for this transaction.
REVIEWER - GENERAL COMMENT (2023-10-30): We are missing May's statement. Please provide the payment and REO for this HELOC to add to DTI, exception remains.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was disclosed as $XXXX on the Initial Loan Estimate, but disclosed as $930 on the Final Loan Estimate without a valid Change of Circumstance. Evidence of cure for the increase of $XXXX was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan origination fee was disclosed as $XXXX on the Initial Loan Estimate, but disclosed as $XXXX on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $XXXX was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001244	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001245	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $2.00 exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (XXX22)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXXX exceeds tolerance of $XXX .  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance for the increase in Texas Guaranty Fee. Although the Final CD reflected a tolerance cure, it was not sufficient to cure both tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance for the increase in Appraisal Fee. Although the Final CD reflected a tolerance cure, it was not sufficient to cure both tolerance issues.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of delivery to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001246	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	DTI discrepancy as net rental income of -$XXXX used for property XXXX that was disclosed on the final 1003. The calculated amount is -$XXXX.	SELLER - GENERAL COMMENT (2023-10-09): Agree 1003 other REO XXXX - Lender did not include the mortgage payment in the calculation of rental income. Negative income for this property with no rental income used to offset is -$XXXXhis results in a new Total expense of XXXX / XXXX total income = XX% TDTI. AUS TDTI XX% which is a > XXXX% variance.
REVIEWER - GENERAL COMMENT (2023-10-18): As per AUS and final 1003 and credit report, updated Mortgage payment for Non REO property XXXX, Lender does not include mortgage payment for DTI calculation which exceeds more than  XXXX%. Kindly provide updated final 1003 or any rental calculation source documents to offset or this property should be free and clear evidence document.
SELLER - GENERAL COMMENT (2023-10-21): Although the DTI increased the loan would still qualify under Agency guidelines. Please escalate to your supervisor.  Comp factors: FICO XXXX. Residual Income Family of XXXX - XXXX.  Borrower has been with same employer 11 years. History of rental management experience, no rapid acquisition of property.
SELLER - GENERAL COMMENT (2023-10-23): Received CD for XXXX with HOA dues of $XXXX - see page 1
															REVIEWER - GENERAL COMMENT (2023-10-24): CD received is of different property of XXXX, we do not have this REO property . Require negative income for property XXXX to get the DTI matched.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001247	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	DTI difference due to difference in rental income on the borrower's non-subject rental properties. Utilizing tax returns in file the income for XXXX is -$XXXX and for XXXX is $XXXX. The Lender's 1003 indicates they used $XXXX and -$XXXX respectively.	SELLER - GENERAL COMMENT (2023-10-09): Agree - Appears lender did not include HOA expenses for XXXX. (NM)
REVIEWER - GENERAL COMMENT (2023-10-18): Income Non-REO properties XXXX has calculated HOA dues as per advice, still it exceeds more than XXXX% DTI
SELLER - GENERAL COMMENT (2023-10-23): Disagree - XX/XX/XXXX - Received Mortgage statement for XXXX from Lender, re-calculated negative income is actually less than amount Lender used to qualify. Received Mortgage statement XXXX from Lender, re-calculated negative income is actually less than amount Lender used to qualify.  DTI is acceptable as-is.
REVIEWER - GENERAL COMMENT (2023-10-24): Mortgage statement is verified for REO property XXXX, recalculated rental income still investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. Total Investment REO negative income is $XXXX due to which DTI is exceeds. Exception Remains.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX due to an increase in the Notary Fee. The file did not contain a valid Change of Circumstance for the increased fee and no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001248	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	DTI XX% exceeds AUS approved debt to income ratio XX%. Lender used a lower payment for Owens Ln investment property than what file reflects.	SELLER - GENERAL COMMENT (2023-10-08): Agree - Lender used the USD figure to calculate taxes, mortgage etc. Property is in Australia. Figures on documents are Austrailia $ amounts, Lender converted figures. Re-calculated using USD figures and Lender's positive income resulted in a change to negative income. Recalculated DTI over AUS XX% and is greater than XXXX% allowable variance for a DTI of XX%. Unknown what figures Situs used however, they may have used the AUS dollar amount when calculating.
															REVIEWER - GENERAL COMMENT (2023-10-17): Australian $ amount converted to USD amount and updated P&I. New DTI calculated is XX%. However, Recalculated DTI over AUS XX% is still greater than XXXX% allowable variance for a DTI of XX%. Exception remains.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001249	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2236645)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $XXXX for payment stream 1 that does not match the actual payment $XXXX for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment $XXXX that does not match the actual escrow payment $XXXX for the loan.	REVIEWER - CURED COMMENT (2023-09-19): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001250	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXXX exceeds tolerance of $XXXXInsufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXXX on initial Loan Estimate but disclosed as $XXXX on Final closing disclosure. No cure provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on initial Loan Estimate but disclosed as $XXXX on Final closing disclosure. File does not contain a valid change of circumstance.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001251	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income documentation requirements not met.	Most recent Tax returns for 2020 not provided. Letter provided states Extension for 2020 filing was submitted, however, form 4868 not provided.	SELLER - GENERAL COMMENT (2023-10-05): Letter from CPA firm indicates the 4868 was files and accepted by the IRS.
SELLER - GENERAL COMMENT (2023-10-05): Letter in file from licensed, bonded firm that handled Borrower's tax return filings in 2018 and 2019. The 4868 for 2018 and 2019 are in the file. The letter indicates that the 4868 for 2020 was filed and accepted by the IRS and provides a Submission ID#. This should be accepted without the actual 4868 form in the file.
REVIEWER - GENERAL COMMENT (2023-10-16): We need IRS acceptance acknowledgement for 4868 form or CPA letter signed and dated for 4868 form , or 4868 form to clear this exception. Provided document was not signed. Exception remains.
SELLER - GENERAL COMMENT (2023-10-26): Letter in file from licensed, bonded firm that handled Borrower's tax return filings in 2018 and 2019. The 4868 for 2018 and 2019 are in the file. The letter indicates that the 4868 for 2020 was filed and accepted by the IRS and provides a Submission ID#. This should be accepted without the actual 4868 form in the file.
REVIEWER - GENERAL COMMENT (2023-10-30): Document received is not signed. CPA letter signed and dated for 4868 form is required. Exception remains.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issuedXX/XX/XXXX missing evidence of receipt.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001252	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal report completion date is XX/XX/XXXX. Appraisal receipt in file reflects that appraisal was received by borrower on XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001253	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Money Markets / Account Number: XXXX	Missing second month statement for account #XXXX. Missing second month statement for account #XXXX.	SELLER - GENERAL COMMENT (2023-10-05): Agreed, however the bank statement beginning balance is $XXXX, the beginning balance for the current months bank statement is usually the previous months beginning balance. This account is a savings account where the only activity is an addition of $0.78
REVIEWER - GENERAL COMMENT (2023-10-11): As per AUS we required 2 months bank statement however we only have 1 month bank statement in file (XX/XX/XXXXo XX/XX/XXXX). Required 2 months complete bank statement. Exception remains..
SELLER - GENERAL COMMENT (2023-10-12): Per 1008, Risk Assessment AUS/LPA.  Submission 4 states Only 1 month required.
REVIEWER - GENERAL COMMENT (2023-10-18): Final approval present in file is from DU which requires two months consecutive bank statement. Exception remains.
SELLER - GENERAL COMMENT (2023-10-05): Agreed, however the bank statement beginning balance is $XXXX, the beginning balance for the current months bank statement is usually the previous months beginning balance.  This account is a savings account where the only activity is an addition of $0.78
REVIEWER - GENERAL COMMENT (2023-10-11): As per AUS we required 2 months bank statement however we only have 1 month bank statement in file (XX/XX/XXXXo XX/XX/XXXX). Required 2 months complete bank statement. Exception remains..
SELLER - GENERAL COMMENT (2023-10-12): Per 1008, Risk Assessment AUS/LPA.  Submission 4 states Only 1 month required.
															REVIEWER - GENERAL COMMENT (2023-10-18): Final approval present in file is from DU which requires two months consecutive bank statement. Exception remains.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of earlier receipt missing from file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60001254	XXXX	$XXX	XXXX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS required evidence debts with XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX were paid by closing, or documentation to support their omission from the re-calculated DTI. No documentation was provided and including them leads to an excessive DTI. Borrower has credit debt with an outstanding balance with XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX that was omitted from the calculated DTI, no documentation provided to support the omission as required.	SELLER - GENERAL COMMENT (2023-10-06): Account Detail - XXXX Account# XXXXX, Shows payments for XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX. Detail shows payments that match listed on AUS. XXXX Account XXXXX is a joint account between XXXX and XXXX.
REVIEWER - GENERAL COMMENT (2023-10-17): There no supporting document provided which confirms the payoff or omission of XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX liabilities. Exception remains.
SELLER - GENERAL COMMENT (2023-10-06): Account Detail - XXXX Account# XXXXX, Shows payments for XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX.  Detail shows payments that match listed on AUS.  XXXX Account XXXXX is a joint account between XXXX and XXXX.
															REVIEWER - GENERAL COMMENT (2023-10-17): There no supporting document provided which confirms the payoff or omission of XXXX #XXXX, XXXX Card #XXXX, and XXXX #XXXX liabilities. Exception remains.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C